Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Bond-Debenture Fund

For the period ended March 31, 2026

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 108.87%

ASSET-BACKED SECURITIES 3.29%

Automobiles 0.40%
Consumer Portfolio Services Auto Trust Series 2025-D Class C†	4.85%		2/17/2032	$16,965,000	$17,030,488
Exeter Automobile Receivables Trust Series 2025-5A Class C	4.68%		3/15/2032	33,730,000	33,619,632
Exeter Automobile Receivables Trust Series 2025-5A Class D	5.16%		3/15/2032	28,335,000	28,150,171
First Investors Auto Owner Trust Series 2025-1A Class D†	5.22%		12/15/2033	13,195,000	13,241,758
Total					92,042,049

Credit Card 0.53%
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A	4.65%		10/15/2037	8,460,000	8,376,084
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	33,925,000	34,073,198
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	48,500,000	48,771,600	(a)
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	30,000,000	29,878,914
Total					121,099,796

Other 2.36%
AIMCO CLO 15 Ltd. Series 2021-15A Class SUB†	Zero coupon	#(b)	4/17/2038	15,000,000	7,072,110
Ballyrock CLO 28 Ltd. Series 2024-28A Class SUB†	5.579%	#(b)	1/20/2038	12,400,000	7,332,318
BAR Issuer LLC Series 2026-FL1 Class A†	5.30% (1 mo. USD Term SOFR + 1.60%)	#	8/20/2043	42,350,000	42,327,953
Benefit Street Partners CLO XXXIX Ltd. Series 2025-39A Class SUB†	Zero coupon	#(b)	4/15/2038	29,500,000	20,675,075
Bojangles Issuer LLC Series 2024-1A Class A2†	6.584%		11/20/2054	23,755,625	23,918,750
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	25,395,000	25,275,588
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	28,330,000	28,458,955
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	19,790,000	19,994,747

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%	1/20/2031	$19,732,606	$19,983,792
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%	1/20/2051	8,535,576	8,015,496
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%	10/20/2054	13,144,825	12,157,507
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%	10/20/2055	18,289,163	16,418,644
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%	6/20/2048	21,617,250	21,381,408
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%	3/20/2054	6,414,100	6,557,481
Jersey Mike’s Funding LLC Series 2024-1A Class A2†	5.636%	2/15/2055	17,572,500	17,797,692
Lightpath Fiber Issuer LLC Series 2026-1A Class A2†	5.597%	3/25/2056	47,220,000	47,204,266
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%	12/20/2032	28,174,756	28,385,785
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%	1/20/2034	22,375,000	22,459,524
SEB Funding LLC Series 2026-1A Class A2†	6.665%	1/30/2056	45,810,000	45,557,495
Sotheby’s Artfi Master Trust Series 2026-1A Class D†	5.54%	6/20/2033	16,315,000	16,308,657
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%	7/15/2044	6,780,798	6,986,791
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%	2/25/2032	12,051,836	12,114,451
VB-S1 Issuer LLC Series 2026-1A Class D†	5.193%	3/15/2056	33,055,000	32,558,415
Wingstop Funding LLC Series 2020-1A Class A2†	2.841%	12/5/2050	25,092,875	24,310,602
Wingstop Funding LLC Series 2024-1A Class A2†	5.858%	12/5/2054	19,375,000	19,712,338
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%	4/30/2054	9,224,525	9,365,864
Total				542,331,704
Total Asset-Backed Securities (cost $770,549,711)				755,473,549

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Shares	Fair Value
COMMON STOCKS 5.13%

Aerospace & Defense 0.47%
ATI, Inc.*	173,257	$25,201,963
Elbit Systems Ltd. (Israel)(c)	16,653	14,139,896
Huntington Ingalls Industries, Inc.	54,717	20,786,988
Saab AB Class B(d)	361,626	23,668,333
Woodward, Inc.	69,635	24,923,759
Total		108,720,939

Air Freight & Logistics 0.22%
CH Robinson Worldwide, Inc.	147,514	24,497,650
FedEx Corp.	71,380	25,424,128
Total		49,921,778

Beverages 0.11%
Kirin Holdings Co. Ltd.(d)	1,522,700	24,220,352

Biotechnology 0.05%
Bridgebio Pharma, Inc.*	166,537	12,367,038

Capital Markets 0.16%
Coinbase Global, Inc. Class A*	59,477	10,385,279
StoneX Group, Inc.*	333,073	26,862,337
Total		37,247,616

Chemicals 0.70%
Albemarle Corp.	172,371	30,945,766
Celanese Corp.	356,864	23,470,945
Element Solutions, Inc.	880,381	30,056,207
LyondellBasell Industries NV Class A	333,126	26,836,631
Sociedad Quimica y Minera de Chile SA ADR*	380,679	30,812,158
Yara International ASA(d)	333,077	19,469,807
Total		161,591,514

Commercial Services & Supplies 0.00%
Claire’s Holdings LLC*	15,164	–	(e)

Communications Equipment 0.23%
Ciena Corp.*	61,853	24,013,190
Cisco Systems, Inc.	356,884	27,690,630
Total		51,703,820

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Shares	Fair Value
Diversified Telecommunication Services 0.04%
Luxco Co. Ltd.*(d)	561,251	$9,552,433

Electric: Utilities 0.25%
Entergy Corp.	223,658	25,130,213
Frontera Generation Holdings LLC*	125,994	3,338,841
IDACORP, Inc.	202,568	28,961,147
Total		57,430,201

Electrical Equipment 0.49%
Bloom Energy Corp. Class A*	205,275	27,812,710
GE Vernova, Inc.	31,686	27,658,710
Generac Holdings, Inc.*	142,761	27,885,506
Nextpower, Inc. Class A*	234,953	28,323,584
Total		111,680,510

Electronic Equipment, Instruments & Components 0.10%
Cognex Corp.	452,075	22,147,154

Energy Equipment & Services 0.12%
SLB Ltd.	547,231	28,122,201

Entertainment 0.04%
Madison Square Garden Entertainment Corp.*	142,739	8,408,755

Ground Transportation 0.10%
JB Hunt Transport Services, Inc.	109,446	23,191,607

Hotels, Restaurants & Leisure 0.06%
Arcos Dorados Holdings, Inc. Class A (Uruguay)(c)	1,713,013	14,132,357

Independent Power and Renewable Electricity Producers 0.05%
Talen Energy Corp.*	38,064	12,151,171

Machinery 0.37%
Deere & Co.	45,206	25,464,540
FANUC Corp.(d)	618,600	21,562,496
Lincoln Electric Holdings, Inc.	57,106	14,223,962
Snap-on, Inc.	61,844	22,462,978
Total		83,713,976

Marine Transportation 0.07%
Kirby Corp.*	118,949	15,805,943

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Shares	Fair Value
Metals & Mining 0.47%
Fresnillo PLC(d)	556,340	$24,660,343
Harmony Gold Mining Co. Ltd. ADR	1,210,535	18,605,923
Southern Copper Corp.	167,083	28,748,301
Steel Dynamics, Inc.	199,857	35,974,260
Total		107,988,827

Miscellaneous Financials 0.01%
Utex Industries*	113,840	3,244,440

Oil, Gas & Consumable Fuels 0.40%
Devon Energy Corp.	452,007	22,744,992
Equinor ASA ADR	285,495	12,047,889
Occidental Petroleum Corp.	380,638	24,741,470
Suncor Energy, Inc.(d)	499,606	33,044,891
Total		92,579,242

Personal Care Products 0.04%
Anastasia Parent LLC*	152,350	1,713,938
Gibson Brands Private Equity*	106,902	6,948,630
Total		8,662,568

Pharmaceuticals 0.14%
Roche Holding AG(d)	80,868	32,273,678

Semiconductors & Semiconductor Equipment 0.24%
ASML Holding NV	20,462	27,209,467
Monolithic Power Systems, Inc.	26,171	28,614,063
Total		55,823,530

Software 0.08%
Circle Internet Group, Inc.*	199,858	19,068,452

Tobacco 0.11%
Japan Tobacco, Inc.(d)	666,200	25,558,009

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*	28,712	1,004,920
Total Common Stocks (cost $1,172,432,138)		1,178,313,031

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 71.07%

Aerospace/Defense 1.80%
ATI, Inc.	7.25%	8/15/2030	$30,258,000	$31,397,335
Boeing Co.	5.805%	5/1/2050	21,979,000	21,261,167
Boeing Co.	6.528%	5/1/2034	50,319,000	54,835,617
Czechoslovak Group AS (Czech Republic)(c)	6.50%	1/10/2031	26,122,000	26,726,740
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(c)	7.50%	2/15/2032	39,324,000	39,178,740
Embraer Netherlands Finance BV (Netherlands)(c)	5.40%	1/9/2038	31,565,000	30,196,026
HEICO Corp.	5.35%	8/1/2033	23,809,000	24,262,063
Moog, Inc.†	5.50%	10/15/2034	23,304,000	23,435,472
TransDigm, Inc.	4.625%	1/15/2029	38,257,000	37,612,715
TransDigm, Inc.†	6.00%	1/15/2033	46,216,000	46,241,585
TransDigm, Inc.†(f)	6.125%	7/31/2034	22,841,000	22,493,643
TransDigm, Inc.†	6.75%	1/31/2034	22,756,000	23,071,285
TransDigm, Inc.†	6.875%	12/15/2030	31,150,000	31,937,877
Total				412,650,265

Agriculture 0.37%
BAT Capital Corp.	7.75%	10/19/2032	20,427,000	23,466,678
Imperial Brands Finance PLC (United Kingdom)†(c)	5.625%	7/1/2035	16,234,000	16,377,744
Japan Tobacco, Inc. (Japan)†(c)	5.85%	6/15/2035	30,426,000	31,939,894
JT International Financial Services BV (Netherlands)†(c)	6.875%	10/24/2032	12,475,000	13,871,754
Total				85,656,070

Airlines 2.11%
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	19,790,795	19,807,320
American Airlines Pass-Through Trust Class AA	3.00%	4/15/2030	10,079,542	9,777,246
American Airlines Pass-Through Trust Class A	4.90%	11/11/2039	18,002,000	17,581,097
American Airlines Pass-Through Trust Class B	5.65%	5/11/2036	11,984,000	12,068,444
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	132,933,103	132,291,076
AS Mileage Plan IP Ltd. (Cayman Islands)†(c)	5.308%	10/20/2031	33,758,000	33,034,515
British Airways Pass-Through Trust Class AA (United Kingdom)†(c)(f)	3.30%	6/15/2034	10,909,635	10,339,124
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	27,165,491	27,135,990

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Airlines (continued)
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	$57,309,000	$54,238,289
JetBlue Pass-Through Trust Class A	2.95%	11/15/2029	9,611,221	8,997,888
JetBlue Pass-Through Trust Class B	8.00%	5/15/2029	11,613,523	11,722,174
Southwest Airlines Co.	5.25%	11/15/2035	23,525,000	22,094,364
United Airlines Holdings, Inc.	5.375%	3/1/2031	29,625,000	29,049,288
United Airlines Pass-Through Trust Class AA	5.45%	8/15/2038	41,399,546	42,322,855
United Airlines Pass-Through Trust Class A	5.80%	7/15/2037	21,896,961	22,614,534
United Airlines Pass-Through Trust Class A	5.875%	4/15/2029	15,558,443	15,828,734
United Airlines, Inc.†	4.625%	4/15/2029	14,775,000	14,505,783
Total				483,408,721

Apparel 0.24%
Gildan Activewear, Inc. (Canada)†(c)	5.40%	10/7/2035	22,807,000	22,257,848
William Carter Co.†	7.375%	2/15/2031	32,277,000	32,961,460
Total				55,219,308

Auto Manufacturers 1.43%
Allison Transmission, Inc.†	3.75%	1/30/2031	24,669,000	22,979,433
Aston Martin Capital Holdings Ltd. (United Kingdom)†(c)	10.00%	3/31/2029	32,169,000	24,234,677
Ford Motor Credit Co. LLC	3.625%	6/17/2031	25,327,000	22,832,154
Ford Motor Credit Co. LLC	6.125%	3/8/2034	56,032,000	55,523,917
General Motors Financial Co., Inc.	5.45%	9/6/2034	21,269,000	21,106,195
Nissan Motor Acceptance Co. LLC†	6.125%	9/30/2030	33,247,000	31,980,489
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	12,329,000	12,528,665
Nissan Motor Co. Ltd. (Japan)†(c)	4.345%	9/17/2027	12,134,000	11,812,817
Nissan Motor Co. Ltd. (Japan)†(c)	4.81%	9/17/2030	66,482,000	60,427,962
Nissan Motor Co. Ltd. (Japan)†(c)	7.75%	7/17/2032	18,465,000	18,716,392
Nissan Motor Co. Ltd. (Japan)†(c)	8.125%	7/17/2035	22,492,000	23,160,942
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†(f)	10.00%	1/15/2031	24,777,000	24,095,020
Total				329,398,663

Auto Parts & Equipment 1.25%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	9/15/2032	20,857,000	21,036,996
Cooper-Standard Automotive, Inc.†	9.25%	3/1/2031	31,399,000	29,530,760
Cyprium Corp./Cyprium Holdings Luxembourg SARL†	6.125%	4/15/2031	14,607,000	14,436,353
Cyprium Corp./Cyprium Holdings Luxembourg SARL†	6.375%	4/15/2034	26,559,000	25,845,679
Dana, Inc.(f)	4.25%	9/1/2030	16,206,000	15,370,697
Dana, Inc.	4.50%	2/15/2032	25,440,000	23,762,441

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Parts & Equipment (continued)
Forvia SE (France)†(c)	6.75%		9/15/2033		$21,920,000	$21,414,849
Goodyear Tire & Rubber Co.(f)	6.625%		7/15/2030		16,946,000	16,585,042
Tenneco, Inc.†	8.00%		11/17/2028		32,145,000	32,050,278
ZF North America Capital, Inc.†	6.75%		4/23/2030		22,555,000	21,835,096
ZF North America Capital, Inc.†	6.875%		4/14/2028		21,422,000	21,741,359
ZF North America Capital, Inc.†	7.125%		4/14/2030		44,919,000	44,322,795
Total						287,932,345

Banks 5.72%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		34,400,000	30,718,721
Akbank TAS (Turkey)†(c)	7.95% (5 yr. CMT + 4.22%)	#	–	(g)	33,854,000	32,299,284
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(c)	5.50% (5 yr. CMT + 4.55%)		10/26/2031		51,057,000	0	(e)
ANZ Bank New Zealand Ltd. (New Zealand)†(c)	5.898% (5 yr. CMT + 1.50%)	#	7/10/2034		17,739,000	18,349,898
Associated Banc-Corp.	6.455% (SOFR + 3.03%)	#	8/29/2030		21,624,000	22,138,277
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	6.742%		12/8/2032		49,324,000	53,510,879
Banc of California	3.25% (3 mo. USD Term SOFR + 2.52%)	#	5/1/2031		17,879,000	17,923,697
Banco Santander SA (Spain)(c)	8.00% (5 yr. CMT + 3.91%)	#	–	(g)	13,400,000	14,136,437
Bank Hapoalim BM (Israel)(c)	5.252%		1/14/2033		22,809,000	22,545,662
Bank OZK(f)	2.75% (3 mo. USD Term SOFR + 2.09%)	#	10/1/2031		39,957,000	38,330,750
Barclays PLC (United Kingdom)(c)	7.625% (5 yr. USD SOFR ICE Swap + 3.69%)	#	–	(g)	22,112,000	22,336,559
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039		21,627,000	22,790,357
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.45% (5 yr. CMT + 4.66%)	#	6/29/2038		22,233,000	23,921,596
BOKF NA	6.108% (5 yr. CMT + 2.00%)	#	11/6/2040		16,285,000	16,524,205

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%)	#	–	(g)	$25,754,000	$25,960,060
Citizens Financial Group, Inc.	5.299% (5 yr. CMT + 1.45%)	#	1/29/2036		22,800,000	22,602,725
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030		20,706,000	21,327,018
Credit Agricole SA (France)†(c)	4.75% (5 yr. CMT + 3.24%)	#	–	(g)	60,097,000	57,255,031
Deutsche Bank AG	7.079% (SOFR + 3.65%)	#	2/10/2034		63,725,000	68,325,270
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%)	#	3/12/2040		23,783,000	23,266,878
First Citizens BancShares, Inc.	7.00% (5 yr. CMT + 3.30%)	#	–	(g)	43,676,000	43,751,647
First Horizon Corp.	5.514% (SOFR + 1.77%)	#	3/7/2031		17,030,000	17,277,035
First Republic Bank	4.375%		8/1/2046		20,817,000	11,449
First Republic Bank	4.625%		2/13/2047		15,410,000	8,475
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		50,320,000	51,604,848
FNB Corp.	5.722% (SOFR + 1.93%)	#	12/11/2030		25,429,000	25,594,551
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%)	#	–	(g)	22,552,000	23,001,642
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%)	#	1/30/2032		22,552,000	21,333,769
HSBC Holdings PLC (United Kingdom)(c)(f)	6.95% (5 yr. CMT + 3.19%)	#	–	(g)	21,818,000	21,880,770
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%)	#	11/18/2039		30,918,000	31,570,062
Huntington Bancshares, Inc.	6.25% (5 yr. CMT + 2.65%)	#	–	(g)	28,025,000	27,632,527
KeyCorp(f)	5.305% (SOFR + 1.37%)	#	1/28/2037		22,797,000	22,337,074
Lloyds Banking Group PLC (United Kingdom)(c)(f)	6.625% (5 yr. CMT + 2.68%)	#	–	(g)	20,798,000	19,869,041
Macquarie Bank Ltd. (United Kingdom)(c)	6.125% (5 yr. USD Swap + 3.70%)	#	–	(g)	10,748,000	10,822,161
NatWest Group PLC (United Kingdom)(c)(f)	8.125% (5 yr. CMT + 3.75%)	#	–	(g)	22,107,000	23,941,594

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Nordea Bank Abp (Finland)†(c)(f)	6.30% (5 yr. CMT + 2.66%)	#	–	(g)	$12,996,000	$12,935,721
Pinnacle Financial Partners, Inc.	6.168% (SOFR + 2.35%)	#	11/1/2030		18,009,000	18,366,087
Regions Financial Corp.	5.502% (SOFR + 2.06%)	#	9/6/2035		18,018,000	18,050,012
Societe Generale SA (France)†(c)(f)	6.066% (1 yr. CMT + 2.10%)	#	1/19/2035		20,817,000	21,505,978
Standard Chartered PLC (United Kingdom)†(c)(f)	6.097% (1 yr. CMT + 2.10%)	#	1/11/2035		27,561,000	28,650,237
State Street Corp.	6.45% (5 yr. CMT + 2.14%)	#	–	(g)	25,847,000	26,244,423
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	6.60% (5 yr. CMT + 2.28%)	#	–	(g)	24,044,000	23,769,706
Texas Capital Bancshares, Inc.	5.301% (SOFR + 1.94%)	#	2/27/2032		22,348,000	22,042,386
Toronto-Dominion Bank (Canada)(c)	6.35% (5 yr. CMT + 2.72%)	#	10/31/2085		21,086,000	20,763,245
UBS Group AG (Switzerland)†(c)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%)	#	–	(g)	24,139,000	23,925,931
UBS Group AG (Switzerland)†(c)	9.25% (5 yr. CMT + 4.75%)	#	–	(g)	24,151,000	25,755,960
UBS Group AG (Switzerland)†(c)	9.25% (5 yr. CMT + 4.76%)	#	–	(g)	13,301,000	14,984,893
UniCredit SpA (Italy)†(c)	7.296% (5 yr. USD ICE Swap + 4.91%)	#	4/2/2034		45,208,000	47,586,590
Webster Financial Corp.	4.10%		3/25/2029		34,898,000	34,110,736
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		51,424,000	49,404,580
Zions Bancorp NA	4.483% (SOFR + 1.06%)	#	2/9/2029		8,742,000	8,679,982
Zions Bancorp NA	6.816% (SOFR + 2.83%)	#	11/19/2035		21,981,000	22,590,667
Total						1,314,267,083

Beverages 0.12%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		14,731,000	14,883,283
Coca-Cola Femsa SAB de CV (Mexico)(c)	5.10%		5/6/2035		13,391,000	13,257,625
Total						28,140,908

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Biotechnology 0.43%
Genmab AS/Genmab Finance LLC (Denmark)†(c)	6.25%		12/15/2032	$21,978,000	$22,548,483
Genmab AS/Genmab Finance LLC (Denmark)†(c)	7.25%		12/15/2033	26,047,000	27,288,036
Illumina, Inc.	4.75%		12/12/2030	16,300,000	16,230,130
Royalty Pharma PLC	5.40%		9/2/2034	32,027,000	32,306,230
Total					98,372,879

Building Materials 0.96%
ACProducts Holdings, Inc.†	6.375%		5/15/2029	27,943,000	13,412,640
Amrize Finance U.S. LLC	5.40%		4/7/2035	12,616,000	12,834,278
CP Atlas Buyer, Inc.†(f)	12.75%		1/15/2031	15,537,496	12,009,342
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030	77,265,000	78,679,645
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	22,442,000	23,097,778
MIWD Holdco II LLC/MIWD Finance Corp.†(f)	5.50%		2/1/2030	29,775,000	25,749,039
Quikrete Holdings, Inc.†	6.375%		3/1/2032	31,693,000	32,160,567
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	22,756,000	22,598,603
Total					220,541,892

Chemicals 2.21%
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029	35,192,976	2,463,508
ASP Unifrax Holdings, Inc.†	11.175%		9/30/2029	47,032,768	23,986,712
Cabot Corp.	5.00%		6/30/2032	32,395,000	32,385,770
Celanese U.S. Holdings LLC(f)	6.75%		4/15/2033	33,582,000	34,475,044
Celanese U.S. Holdings LLC(f)	7.20%		11/15/2033	44,017,000	46,996,115
Celanese U.S. Holdings LLC(f)	7.375%		2/15/2034	37,906,000	38,868,395
FMC Corp.	5.65%		5/18/2033	1,826,000	1,617,638
INEOS Finance PLC (United Kingdom)†(c)(f)	7.50%		4/15/2029	22,787,000	22,127,280
LYB International Finance III LLC(f)	5.875%		1/15/2036	46,059,000	46,235,949
Ma’aden Sukuk Ltd. (Cayman Islands)†(c)	5.50%		2/13/2035	13,392,000	13,434,386
Olympus Water U.S. Holding Corp.†	7.25%		6/15/2031	27,168,000	26,563,045
Sasol Financing USA LLC†(h)	8.75%		4/10/2033	18,213,000	18,159,454
SNF Group SACA (France)†(c)	5.626%		3/31/2031	26,987,000	27,324,338
Sociedad Quimica y Minera de Chile SA (Chile)†(c)	5.625% (5 yr. CMT + 1.92%)	#	4/22/2056	35,200,000	34,326,627
Solstice Advanced Materials, Inc.†	5.625%		9/30/2033	33,758,000	33,320,233
Tronox, Inc.†	4.625%		3/15/2029	52,194,000	41,851,242

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Chemicals (continued)
Westlake Corp.	5.55%	11/15/2035	$22,807,000	$22,744,280
WR Grace Holdings LLC†	6.625%	8/15/2032	42,181,000	41,138,510
Total				508,018,526

Coal 0.18%
SunCoke Energy, Inc.†	4.875%	6/30/2029	24,865,000	22,462,131
Warrior Met Coal, Inc.†	7.875%	12/1/2028	17,451,000	17,668,003
Total				40,130,134

Commercial Services 2.62%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(c)	7.00%	5/21/2030	43,518,000	44,509,209
Allied Universal Holdco LLC†	7.875%	2/15/2031	32,804,000	33,849,955
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%	6/15/2030	29,031,000	29,450,556
Ashtead Capital, Inc.†	5.50%	8/11/2032	19,088,000	19,364,181
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†(f)	8.375%	6/15/2032	52,407,000	52,166,300
CompoSecure Holdings LLC†	5.625%	2/1/2033	23,083,000	22,567,557
CoreCivic, Inc.	8.25%	4/15/2029	22,853,000	23,873,226
EquipmentShare.com, Inc.†	8.625%	5/15/2032	21,214,000	22,168,821
EquipmentShare.com, Inc.†	9.00%	5/15/2028	52,191,000	53,974,941
Garda World Security Corp. (Canada)†(c)	6.50%	1/15/2031	21,821,000	22,139,194
GEO Group, Inc.	8.625%	4/15/2029	31,106,000	32,326,052
Herc Holdings, Inc.†(f)	6.00%	3/15/2034	16,453,000	15,922,947
Herc Holdings, Inc.†(f)	7.25%	6/15/2033	19,089,000	19,577,526
Hertz Corp.†(i)	Zero Coupon	1/15/2028	33,436,000	–
Hertz Corp.†*(i)	Zero Coupon	10/15/2049	16,775,000	–
Hertz Corp.†(f)	5.00%	12/1/2029	15,894,000	6,730,632
Hertz Corp.†(f)	12.625%	7/15/2029	33,985,000	29,848,138
ITR Concession Co. LLC†	5.183%	7/15/2035	12,438,000	12,167,677
J Paul Getty Trust	4.905%	4/1/2035	22,551,000	22,617,800
Quanta Services, Inc.	5.25%	8/9/2034	21,175,000	21,312,835
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	26,944,000	27,145,750
Rollins, Inc.	5.25%	2/24/2035	21,393,000	21,389,055
Sotheby’s†	7.375%	10/15/2027	18,248,000	18,171,990
Synergy Infrastructure Holdings LLC†	7.875%	12/1/2030	21,821,000	22,297,200
Triton Container International Ltd./TAL International Container Corp.	5.15%	2/15/2033	29,178,000	28,588,426
Total				602,159,968

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Computers 0.28%
CACI International, Inc.†	6.375%		6/15/2033		$42,877,000	$43,675,198
NetApp, Inc.	2.70%		6/22/2030		21,843,000	20,072,159
Total						63,747,357

Cosmetics/Personal Care 0.13%
Opal Bidco SAS (France)†(c)	6.50%		3/31/2032		30,469,000	30,516,806

Distribution/Wholesale 0.21%
LKQ Corp.	6.25%		6/15/2033		27,041,000	27,871,903
Marubeni Corp. (Japan)†(c)(f)	5.383%		4/1/2035		20,673,000	21,132,776
Total						49,004,679

Diversified Financial Services 3.54%
Aircastle Ltd.†	6.50%		7/18/2028		22,558,000	23,399,589
Ally Financial, Inc.(f)	6.70%		2/14/2033		44,941,000	45,288,637
Azorra Finance Ltd. (Cayman Islands)†(c)	6.25%		2/15/2034		27,363,000	25,463,759
Bread Financial Holdings, Inc.†	6.75%		5/15/2031		15,366,000	15,266,076
Capital One Financial Corp.(f)	5.50% (3 mo. USD Term SOFR + 3.34%)	#	–	(g)	22,406,000	22,326,725
Coinbase Global, Inc.†	3.375%		10/1/2028		46,032,000	43,125,931
Coinbase Global, Inc.†(f)	3.625%		10/1/2031		26,748,000	22,633,670
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030		22,022,000	21,017,546
CrossCountry Intermediate HoldCo LLC†	6.75%		12/1/2032		23,259,000	21,908,594
DAE Sukuk Difc Ltd. (United Arab Emirates)†(c)	4.50%		10/16/2030		28,880,000	27,616,865
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		24,430,000	24,863,633
GGAM Finance Ltd. (Ireland)†(c)	8.00%		6/15/2028		30,343,000	31,514,756
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(c)(i)	6.054% (3 mo. USD LIBOR + 5.75%)		1/15/2015		15,000,000	0	(e)
ILFC E-Capital Trust I†(f)	6.38%	#(b)	12/21/2065		28,720,000	24,488,593
ILFC E-Capital Trust II†	6.63%	#(b)	12/21/2065		20,873,000	18,235,421
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033		36,068,000	36,619,047
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031		21,694,000	22,313,711
LPL Holdings, Inc.	5.75%		6/15/2035		16,822,000	16,763,425
LPL Holdings, Inc.	6.00%		5/20/2034		30,180,000	30,796,933
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.50%		3/26/2031		41,484,000	43,464,996
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		25,846,000	22,108,430
OneMain Finance Corp.	6.125%		5/15/2030		18,166,000	17,775,902

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
OneMain Finance Corp.	6.75%		9/15/2033	$23,130,000	$22,207,173
OneMain Finance Corp.	7.50%		5/15/2031	22,340,000	22,473,482
PennyMac Financial Services, Inc.†	6.875%		5/15/2032	23,229,000	22,439,617
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	21,685,000	21,566,270
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	22,745,000	23,281,009
Rocket Cos., Inc.†	6.375%		8/1/2033	31,943,000	32,326,124
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	4.00%		10/15/2033	23,911,000	21,451,204
Stonebriar ABF Issuer LLC†	8.125%		12/15/2030	22,871,000	23,655,635
Synchrony Financial	7.25%		2/2/2033	19,190,000	19,614,099
UWM Holdings LLC†	6.25%		3/15/2031	23,267,000	21,208,464
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031	24,820,000	25,519,874
Total					812,735,190

Electric 5.13%
AES Corp.	7.60% (5 yr. CMT + 3.20%)	#	1/15/2055	23,360,000	23,183,471
AES Panama Generation Holdings SRL (Panama)(c)	4.375%		5/31/2030	23,477,754	21,751,787
Alliant Energy Corp.	5.75% (5 yr. CMT + 2.08%)	#	4/1/2056	21,903,000	21,302,326
Alpha Generation LLC†	6.25%		1/15/2034	30,506,000	29,989,338
Alpha Generation LLC†	6.75%		10/15/2032	21,496,000	21,826,236
American Electric Power Co., Inc.	6.05% (5 yr. CMT + 1.94%)	#	3/15/2056	21,604,000	21,420,470
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	18,038,000	18,505,566
CenterPoint Energy, Inc.	5.95% (5 yr. CMT + 2.22%)	#	4/1/2056	19,272,000	19,106,993
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador)†(c)(f)	8.65%		1/24/2033	21,895,000	22,475,218
Comision Federal de Electricidad (Mexico)†(c)	6.50%		1/28/2051	18,384,000	17,740,560
Constellation Energy Generation LLC	5.60%		6/15/2042	21,992,000	21,649,475
Constellation Energy Generation LLC	5.80%		3/1/2033	28,492,000	29,856,615
Constellation Energy Generation LLC	6.25%		10/1/2039	42,389,000	44,735,616
Dominion Energy, Inc.	6.20% (5 yr. CMT + 2.01%)	#	2/15/2056	37,503,000	37,187,011
DPL LLC	4.35%		4/15/2029	27,939,000	26,832,699
Energuate Trust 2 0 (Cayman Islands)†(c)	6.35%		9/15/2035	21,292,000	20,884,386
Entergy Corp.	6.10% (5 yr. CMT + 2.01%)	#	6/15/2056	22,812,000	22,524,633

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric (continued)
Evergy, Inc.	6.65% (5 yr. CMT + 2.56%)	#	6/1/2055		$31,929,000	$32,168,899
Idaho Power Co.	5.20%		8/15/2034		21,255,000	21,585,979
Idaho Power Co.	5.70%		3/15/2055		25,247,000	24,885,664
Lightning Power LLC†	7.25%		8/15/2032		52,794,000	54,918,840
Long Ridge Energy LLC†	8.75%		2/15/2032		30,323,000	31,835,147
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030		19,812,672	19,614,951
NRG Energy, Inc.†	6.00%		1/15/2036		24,526,000	24,317,581
NRG Energy, Inc.†	7.00%		3/15/2033		28,728,000	31,115,728
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%)	#	–	(g)	40,754,000	43,986,852
Palomino Funding Trust I†	7.233%		5/17/2028		44,964,000	46,996,317
PG&E Corp.	6.85% (5 yr. CMT + 3.23%)	#	9/15/2056		23,010,000	22,746,842
Puget Energy, Inc.	4.10%		6/15/2030		26,045,000	25,274,484
Puget Energy, Inc.†	7.25% (5 yr. CMT + 2.85%)	#	9/15/2056		18,253,000	18,184,456
Sempra	6.40% (5 yr. CMT + 2.63%)	#	10/1/2054		45,425,000	45,298,232
Talen Energy Supply LLC†	6.25%		2/1/2034		14,966,000	14,809,806
Talen Energy Supply LLC†	6.50%		2/1/2036		40,491,000	40,793,902
Talen Energy Supply LLC†	8.625%		6/1/2030		24,852,000	26,083,094
Tampa Electric Co.	5.15%		3/1/2035		42,089,000	42,237,000
TXNM Energy, Inc.†	7.00% (5 yr. CMT + 3.25%)	#	7/31/2056		25,854,000	25,790,618
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%)	#	–	(g)	21,649,000	21,691,907
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%)	#	–	(g)	7,229,000	7,798,146
Vistra Operations Co. LLC†	4.375%		5/1/2029		34,565,000	33,764,064
VoltaGrid LLC†	7.375%		11/1/2030		21,999,000	22,730,885
WEC Energy Group, Inc.	5.625% (5 yr. CMT + 1.91%)	#	5/15/2056		34,056,000	33,409,273
XPLR Infrastructure Operating Partners LP†(f)	8.375%		1/15/2031		20,740,000	21,844,322
XPLR Infrastructure Operating Partners LP†	8.625%		3/15/2033		21,746,000	22,987,567
Total						1,177,842,956

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Electronics 0.57%
Allegion U.S. Holding Co., Inc.	5.60%	5/29/2034		$13,510,000	$13,794,137
Flex Ltd.	5.25%	1/15/2032		18,019,000	18,097,592
Flex Ltd.	5.375%	11/13/2035		22,851,000	22,465,396
Imola Merger Corp.†	4.75%	5/15/2029		18,106,000	17,609,872
TD SYNNEX Corp.	5.30%	10/10/2035		27,001,000	26,173,842
Trimble, Inc.	6.10%	3/15/2033		31,018,000	32,465,489
Total					130,606,328

Energy-Alternate Sources 0.20%
Topaz Solar Farms LLC†	5.75%	9/30/2039		46,643,112	46,435,317

Engineering & Construction 0.92%
Corp. Quiport SA (Ecuador)†(c)	9.00%	12/15/2037		8,218,000	8,846,677
Fluor Corp.	4.25%	9/15/2028		23,125,000	22,768,997
Heathrow Finance PLC	6.625%	3/1/2031	GBP	42,080,000	55,349,910
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		$27,604,000	28,590,357
MasTec, Inc.	5.90%	6/15/2029		19,917,000	20,585,761
Montego Bay Airport Revenue Finance Ltd. (Cayman Islands)†(c)	6.60%	6/15/2035		22,156,000	21,312,521
Sydney Airport Finance Co. Pty. Ltd. (Australia)†(c)	5.248%	3/26/2036		32,403,000	32,146,966
TAV Havalimanlari Holding AS (Turkey)†(c)	8.50%	12/7/2028		20,581,000	20,989,850
Total					210,591,039

Entertainment 1.67%
Bracelet Holdings, Inc.†	9.25%	7/2/2028		34,400,000	33,182,240	(a)
Caesars Entertainment, Inc.†(f)	4.625%	10/15/2029		38,882,000	37,417,315
Caesars Entertainment, Inc.†	7.00%	2/15/2030		40,940,000	41,465,465
Discovery Global Holdings, Inc.	4.279%	3/15/2032		31,044,000	27,512,745
Discovery Global Holdings, Inc.	5.05%	3/15/2042		87,721,000	58,010,399
Discovery Global Holdings, Inc.	5.141%	3/15/2052		44,991,000	27,388,271
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		44,276,000	42,964,062
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		42,245,000	36,344,099
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		47,179,000	45,090,820
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†	8.625%	1/15/2032		34,669,000	34,748,681
Total					384,124,097

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food 1.04%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029		$33,810,000	$32,270,296
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%		3/15/2033		13,200,000	13,299,066
Alicorp SAA†	7.40%		6/16/2032	PEN	78,123,000	22,750,543
Fiesta Purchaser, Inc.†	7.875%		3/1/2031		$21,508,000	21,914,350
Gruma SAB de CV (Mexico)†(c)	5.39%		12/9/2034		22,138,000	22,053,889
Grupo Nutresa SA (Colombia)†(c)	9.00%		5/12/2035		20,351,000	22,673,049
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030		29,214,000	27,832,815
McCormick & Co., Inc.	4.95%		4/15/2033		14,652,000	14,496,596
Performance Food Group, Inc.†	6.125%		9/15/2032		33,766,000	33,870,573
Smithfield Foods, Inc.†	5.20%		4/1/2029		28,037,000	28,299,659
Total						239,460,836

Gas 0.48%
National Fuel Gas Co.	5.50%		3/15/2030		21,799,000	22,307,243
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%)	#	3/31/2055		21,623,000	22,201,502
Snam SpA (Italy)†(c)	5.75%		5/28/2035		23,501,000	23,976,719
Snam SpA (Italy)†(c)	6.50%		5/28/2055		20,010,000	20,628,765
Southwest Gas Corp.	4.05%		3/15/2032		22,297,000	21,321,575
Total						110,435,804

Health Care-Products 0.19%
Bausch & Lomb Corp. (Canada)†(c)	8.375%		10/1/2028		20,761,000	21,461,684
VSP Optical Group, Inc.†	5.45%		12/1/2035		22,340,000	21,907,764
Total						43,369,448

Health Care-Services 1.10%
Acadia Healthcare Co., Inc.†(f)	7.375%		3/15/2033		28,777,000	29,498,567
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031		24,994,000	23,056,309
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030		32,712,000	30,851,418
Concentra Health Services, Inc.†(f)	6.875%		7/15/2032		11,003,000	11,389,359
DaVita, Inc.†	4.625%		6/1/2030		35,604,000	34,254,615
HCA, Inc.	5.75%		3/1/2035		20,707,000	21,297,487
LifePoint Health, Inc.†	11.00%		10/15/2030		18,973,000	20,428,609
Molina Healthcare, Inc.†	3.875%		11/15/2030		25,404,000	22,729,843
Roche Holdings, Inc.†	4.666%		12/2/2035		27,046,000	26,587,394
Team Health Holdings, Inc.†	8.375%		6/30/2028		9,757,000	9,638,864
Universal Health Services, Inc.	5.05%		10/15/2034		22,783,000	21,763,466
Total						251,495,931

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Holding Companies-Diversified 0.07%
Clue Opco LLC†	9.50%		10/15/2031	$16,367,000	$15,861,307

Home Builders 0.38%
Century Communities, Inc.†	3.875%		8/15/2029	27,525,000	25,855,012
Century Communities, Inc.†	6.625%		9/15/2033	15,983,000	15,678,057
LGI Homes, Inc.†(f)	7.00%		11/15/2032	33,895,000	31,480,398
PulteGroup, Inc.	6.375%		5/15/2033	12,176,000	13,067,132
Total					86,080,599

Insurance 0.75%
Ardonagh Finco Ltd. (United Kingdom)†(c)(f)	7.75%		2/15/2031	18,104,000	18,329,521
Asurion LLC/Asurion Co-Issuer, Inc.†	8.00%		12/31/2032	35,675,000	37,040,924
HUB International Ltd.†	7.375%		1/31/2032	17,259,000	17,614,328
NMI Holdings, Inc.	6.00%		8/15/2029	18,009,000	18,432,573
Old Republic International Corp.	5.75%		3/28/2034	20,916,000	21,374,430
Panther Escrow Issuer LLC†	7.125%		6/1/2031	20,598,000	20,677,591
Swiss RE Subordinated Finance PLC (United Kingdom)†(c)	5.698% (3 mo. USD Term SOFR + 1.81%)	#	4/5/2035	20,200,000	20,467,391
Transatlantic Holdings, Inc.	8.00%		11/30/2039	15,659,000	18,962,020
Total					172,898,778

Internet 0.43%
Meituan (China)†(c)	4.625%		10/2/2029	32,443,000	32,265,879
MercadoLibre, Inc. (Uruguay)(c)	4.90%		1/15/2033	22,865,000	22,217,920
Rakuten Group, Inc. (Japan)†(c)	9.75%		4/15/2029	9,045,000	9,648,218
Wayfair LLC†	6.75%		11/15/2032	22,033,000	22,217,898
Wayfair LLC†	7.75%		9/15/2030	12,821,000	13,358,290
Total					99,708,205

Investment Companies 0.10%
HA Sustainable Infrastructure Capital, Inc.	7.125% (5 yr. CMT + 3.48%)	#	11/15/2056	23,996,000	23,889,674

Iron-Steel 1.14%
Carpenter Technology Corp.†	5.625%		3/1/2034	22,021,000	21,845,690
Cleveland-Cliffs, Inc.†	7.00%		3/15/2032	32,465,000	31,452,167
Cleveland-Cliffs, Inc.†(f)	7.625%		1/15/2034	65,271,000	63,829,662
Commercial Metals Co.	4.375%		3/15/2032	15,677,000	14,511,120
Commercial Metals Co.†	5.75%		11/15/2033	22,134,000	21,921,990
CSN Inova Ventures (Cayman Islands)(c)	6.75%		1/28/2028	43,376,000	31,876,152

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Iron-Steel (continued)
Samarco Mineracao SA (Brazil)(c)	9.50%		6/30/2031	$50,668,121	$49,884,381
Vale Overseas Ltd. (Brazil)†(c)	6.00% (5 yr. CMT + 2.43%)	#	2/25/2056	26,500,000	26,102,500
Total					261,423,662

Leisure Time 1.38%
Carnival Corp.†	5.75%		3/15/2030	51,313,000	51,747,980
Carnival Corp.†	5.75%		8/1/2032	22,840,000	22,861,122
Carnival Corp.†(f)	6.125%		2/15/2033	25,388,000	25,655,336
Lindblad Expeditions LLC†	7.00%		9/15/2030	36,149,000	36,929,674
NCL Corp. Ltd.†	6.75%		2/1/2032	32,970,000	32,743,915
Patrick Industries, Inc.†	6.375%		11/1/2032	21,182,000	21,209,768
Polaris, Inc.	5.60%		3/1/2031	22,499,000	22,309,675
Royal Caribbean Cruises Ltd.†	5.625%		9/30/2031	60,389,000	60,999,138
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	21,096,000	21,311,963
Viking Cruises Ltd.†	9.125%		7/15/2031	19,914,000	21,018,829
Total					316,787,400

Lodging 2.13%
Choice Hotels International, Inc.(f)	5.85%		8/1/2034	21,208,000	21,421,446
Full House Resorts, Inc.†	8.25%		2/15/2028	31,880,000	29,090,500
Genting New York LLC/GENNY Capital, Inc.†	7.25%		10/1/2029	20,699,000	20,794,011
Hilton Domestic Operating Co., Inc.†	3.625%		2/15/2032	34,765,000	31,623,986
Hilton Domestic Operating Co., Inc.†	3.75%		5/1/2029	25,286,000	24,217,171
Hilton Domestic Operating Co., Inc.†	5.50%		3/31/2034	32,954,000	32,221,166
Hilton Domestic Operating Co., Inc.†	5.875%		3/15/2033	35,162,000	35,396,706
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%		1/15/2032	25,419,000	25,132,062
Melco Resorts Finance Ltd. (Hong Kong)(c)	5.375%		12/4/2029	22,496,000	21,626,029
Melco Resorts Finance Ltd. (Hong Kong)†(c)	6.50%		9/24/2033	22,695,000	21,802,649
Melco Resorts Finance Ltd. (Hong Kong)†(c)	7.625%		4/17/2032	11,666,000	11,848,286
Sands China Ltd. (Macau)(c)	2.85%		3/8/2029	57,502,000	54,183,381
Sands China Ltd. (Macau)(c)	4.375%		6/18/2030	35,200,000	33,988,384
Sands China Ltd. (Macau)(c)	5.40%		8/8/2028	25,193,000	25,397,517
Studio City Finance Ltd. (Hong Kong)(c)	5.00%		1/15/2029	35,436,000	33,259,288
Travel & Leisure Co.†	6.125%		9/1/2033	22,732,000	22,453,524
Wynn Macau Ltd. (Macau)†(c)	5.50%		10/1/2027	23,813,000	23,594,977
Wynn Macau Ltd. (Macau)†(c)	6.75%		2/15/2034	21,688,000	21,185,349
Total					489,236,432

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Machinery: Construction & Mining 0.10%
Vertiv Holdings Co.	5.80%	3/15/2056	$23,719,000	$22,817,394

Machinery-Diversified 0.67%
Columbus McKinnon Corp.†(f)	7.125%	2/1/2033	23,028,000	23,038,938
GrafTech Global Enterprises, Inc.†(f)	9.875%	12/23/2029	25,856,000	16,643,412
nVent Finance SARL (Luxembourg)(c)	2.75%	11/15/2031	20,244,000	18,000,463
nVent Finance SARL (Luxembourg)(c)	5.65%	5/15/2033	36,050,000	37,011,448
Regal Rexnord Corp.	6.05%	4/15/2028	20,719,000	21,261,901
Regal Rexnord Corp.	6.40%	4/15/2033	36,534,000	38,633,056
Total				154,589,218

Media 2.23%
AMC Networks, Inc.	4.25%	2/15/2029	45,607,000	38,473,262
CCO Holdings LLC/CCO Holdings Capital Corp.†	7.00%	2/1/2033	24,482,000	24,573,790
CSC Holdings LLC†	4.125%	12/1/2030	9,124,000	5,485,336
CSC Holdings LLC†	4.625%	12/1/2030	67,068,000	23,741,562
CSC Holdings LLC†	5.75%	1/15/2030	40,882,000	15,563,009
CSC Holdings LLC†	6.50%	2/1/2029	17,012,000	10,862,417
CSC Holdings LLC†	11.75%	1/31/2029	47,992,000	34,735,170
Directv Financing LLC†	8.875%	2/1/2030	23,176,000	23,153,410
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	11,091,000	11,330,779
DISH DBS Corp.	5.125%	6/1/2029	46,717,000	41,800,353
EW Scripps Co.†	9.875%	8/15/2030	22,684,000	22,043,016
Gray Media, Inc.†	5.375%	11/15/2031	71,445,000	53,108,284
Gray Media, Inc.†	9.625%	7/15/2032	14,633,000	14,645,679
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	21,389,000	21,849,013
Sinclair Television Group, Inc.†	8.125%	2/15/2033	21,898,000	22,281,215
Sunrise FinCo I BV (Netherlands)†(c)	4.875%	7/15/2031	53,571,000	51,059,324
Univision Communications, Inc.†	4.50%	5/1/2029	28,463,000	26,761,098
Virgin Media Finance PLC (United Kingdom)†(c)	5.00%	7/15/2030	37,963,000	31,150,756
VZ Secured Financing BV (Netherlands)†(c)	5.00%	1/15/2032	46,331,000	39,759,921
Total				512,377,394

Metal Fabricate-Hardware 0.04%
Vallourec SACA (France)†(c)	7.50%	4/15/2032	8,848,000	9,283,879

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Mining 2.95%
Alcoa Nederland Holding BV (Netherlands)†(c)	7.125%	3/15/2031	$20,653,000	$21,609,377
Anglo American Capital PLC (United Kingdom)†(c)	5.75%	4/5/2034	20,634,000	21,244,700
Aris Mining Corp. (Canada)†(c)	8.00%	10/31/2029	20,668,000	21,423,622
Capstone Copper Corp. (Canada)†(c)	6.75%	3/31/2033	33,341,000	33,152,423
First Quantum Minerals Ltd. (Canada)†(c)	6.375%	2/15/2036	26,728,000	25,733,366
First Quantum Minerals Ltd. (Canada)†(c)	7.25%	2/15/2034	20,941,000	21,335,780
First Quantum Minerals Ltd. (Canada)†(c)	8.00%	3/1/2033	23,148,000	24,157,322
First Quantum Minerals Ltd. (Canada)†(c)	8.625%	6/1/2031	26,808,000	27,829,224
Fortescue Treasury Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	18,375,000	17,378,055
Fortescue Treasury Pty. Ltd. (Australia)†(c)	6.125%	4/15/2032	28,083,000	28,721,260
Freeport Indonesia PT (Indonesia)(c)(f)	6.20%	4/14/2052	21,420,000	20,776,751
Freeport-McMoRan, Inc.	5.40%	11/14/2034	34,970,000	35,502,631
Glencore Funding LLC†	5.673%	4/1/2035	16,827,000	17,197,209
Hecla Mining Co.	7.25%	2/15/2028	14,048,000	14,046,494
Ivanhoe Mines Ltd. (Canada)†(c)	7.875%	1/23/2030	20,682,000	20,922,345
Kaiser Aluminum Corp.†	4.50%	6/1/2031	29,297,000	27,705,637
Kinross Gold Corp. (Canada)(c)	6.25%	7/15/2033	37,165,000	39,661,229
Minera Mexico SA de CV (Mexico)†(c)	5.625%	2/12/2032	45,208,000	45,782,142
Minsur SA (Peru)(c)(f)	4.50%	10/28/2031	6,357,000	5,985,738
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.75%	5/14/2030	35,021,000	36,102,667
Navoi Mining & Metallurgical Combinat (Uzbekistan)(c)	6.95%	10/17/2031	21,252,000	22,244,755
Nexa Resources SA (Brazil)†(c)(f)	6.60%	4/8/2037	31,023,000	32,203,969
Nickel Industries Ltd. (Australia)(c)	9.00%	9/30/2030	27,653,000	27,717,086
Novelis Corp.†	4.75%	1/30/2030	36,313,000	34,379,797
Novelis Corp.†	6.875%	1/30/2030	33,912,000	34,232,502
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(c)	5.854%	5/13/2032	20,566,000	20,919,342
Total				677,965,423

Miscellaneous Manufacturing 0.17%
Axon Enterprise, Inc.†	6.25%	3/15/2033	6,020,000	6,149,978
Entegris, Inc.†	4.75%	4/15/2029	34,142,000	33,773,136
Total				39,923,114

Office/Business Equipment 0.13%
Zebra Technologies Corp.†	6.50%	6/1/2032	28,485,000	28,701,942

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas 5.78%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%		10/1/2029		$13,319,000	$13,899,042
APA Corp.	4.25%		1/15/2030		21,354,000	21,023,329
APA Corp.	6.10%		2/15/2035		21,663,000	22,255,931
APA Corp.	6.75%		2/15/2055		33,009,000	33,112,176
Borr IHC Ltd./Borr Finance LLC†(f)	10.00%		11/15/2028		33,912,439	34,804,546
Borr IHC Ltd./Borr Finance LLC†	10.375%		11/15/2030		13,955,418	14,177,163
BP Capital Markets PLC (United Kingdom)(c)	6.45% (5 yr. CMT + 2.15%)	#	–	(g)	20,223,000	21,036,147
Caturus Energy LLC†	8.50%		2/15/2030		20,966,000	21,769,732
CITGO Petroleum Corp.†	8.375%		1/15/2029		28,033,000	28,965,630
Comstock Resources, Inc.†	5.875%		1/15/2030		23,017,000	22,300,235
Comstock Resources, Inc.†	6.75%		3/1/2029		16,698,000	16,515,170
Crescent Energy Finance LLC†	7.375%		1/15/2033		48,661,000	48,685,053
Crescent Energy Finance LLC†	7.75%		7/31/2029		12,476,000	12,577,804
DBR Land Holdings LLC†	6.25%		12/1/2030		22,663,000	22,960,339
Ecopetrol SA (Colombia)(c)	4.625%		11/2/2031		25,559,000	22,731,019
Ecopetrol SA (Colombia)(c)	5.875%		5/28/2045		91,584,000	67,502,034
Global Marine, Inc.	7.00%		6/1/2028		4,034,000	4,075,127
HF Sinclair Corp.	5.50%		9/1/2032		21,609,000	21,666,808
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%		5/15/2034		46,789,000	45,805,032
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%		2/15/2035		35,445,000	35,364,345
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		27,878,000	28,484,430
Matador Resources Co.†	6.00%		4/15/2034		14,359,000	14,276,969
Matador Resources Co.†	6.50%		4/15/2032		22,263,000	22,521,697
MC Brazil Downstream Trading SARL (Luxembourg)†(c)	7.25%		6/30/2031		24,914,199	22,472,857
Occidental Petroleum Corp.(f)	5.375%		1/1/2032		18,612,000	18,901,933
Occidental Petroleum Corp.(f)	5.55%		10/1/2034		19,839,000	20,188,781
Occidental Petroleum Corp.	6.60%		3/15/2046		42,677,000	44,235,308
Occidental Petroleum Corp.	7.50%		5/1/2031		18,501,000	20,600,549
Occidental Petroleum Corp.	8.875%		7/15/2030		17,825,000	20,299,591
OGX Austria GmbH (Brazil)†(c)(i)	8.50%		6/1/2018		20,000,000	400	(a)
ORLEN SA (Poland)†(c)	6.00%		1/30/2035		19,122,000	19,518,113
Ovintiv, Inc.	6.50%		2/1/2038		21,842,000	22,931,893
Petroleos de Venezuela SA (Venezuela)(c)(i)	5.375%		4/12/2027		23,821,000	7,975,271
Petroleos de Venezuela SA (Venezuela)(c)(i)	5.375%		4/12/2027		26,789,400	8,969,091
Petroleos de Venezuela SA (Venezuela)(c)(i)	6.00%		11/15/2026		38,247,112	13,160,831

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
Petroleos de Venezuela SA (Venezuela)(c)(i)	6.00%		5/16/2049		$115,754,943	$39,842,851
Petroleos Mexicanos (Mexico)(c)	6.75%		9/21/2047		54,024,000	43,151,413
Petroleos Mexicanos (Mexico)(c)	10.00%		2/7/2033		67,793,000	77,280,291
Repsol E&P Capital Markets U.S. LLC†	5.976%		9/16/2035		11,506,000	11,717,516
Saturn Oil & Gas, Inc. (Canada)†(c)(f)	9.625%		6/15/2029		21,474,000	22,491,288
Seadrill Finance Ltd.†	8.375%		8/1/2030		3,000,000	3,104,604
SM Energy Co.†	6.625%		4/15/2034		23,615,000	23,567,171
SM Energy Co.†	8.625%		11/1/2030		20,653,000	21,802,980
Suncor Energy, Inc. (Canada)(c)	7.15%		2/1/2032		28,398,000	31,473,001
Sunoco LP†	6.25%		7/1/2033		33,039,000	33,209,217
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029		8,193,000	8,016,991
Thaioil Treasury Center Co. Ltd. (Thailand)†(c)	6.10% (5 yr. CMT + 2.38%)	#	–	(g)	23,425,000	22,613,277
Transocean International Ltd.(f)	6.80%		3/15/2038		28,885,000	27,769,837
Transocean International Ltd.†	7.875%		10/15/2032		21,993,000	23,514,696
Transocean International Ltd.†	8.50%		5/15/2031		37,638,000	39,497,807
Vermilion Energy, Inc. (Canada)†(c)	6.875%		5/1/2030		22,035,000	22,306,846
Vermilion Energy, Inc. (Canada)†(c)(f)	7.25%		2/15/2033		17,999,000	18,168,277
Viper Energy Partners LLC	5.70%		8/1/2035		18,717,000	18,874,316
YPF SA (Argentina)(c)(f)	8.25%		1/17/2034		22,845,000	23,327,948
Total						1,327,494,703

Oil & Gas Services 1.02%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.00%		6/15/2036		13,680,000	13,436,355
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.85%		6/15/2056		22,800,000	22,326,312
Enerflex, Inc.†	6.875%		1/15/2031		20,985,000	21,439,841
Oceaneering International, Inc.	6.00%		2/1/2028		32,636,000	32,789,454
SESI LLC†	7.875%		9/30/2030		33,755,000	34,444,176
Star Holding LLC†	8.75%		8/1/2031		14,271,000	14,496,268
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%		10/1/2033		21,772,000	21,739,015
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%		3/15/2029		13,193,000	13,506,547
WBI Operating LLC†	6.50%		10/15/2033		25,347,000	25,170,965
Weatherford International Ltd.†	6.75%		10/15/2033		33,114,000	33,856,383
Total						233,205,316

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Packaging & Containers 1.02%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†(f)	6.25%		1/30/2031	$22,672,000	$22,495,564
Ball Corp.	5.50%		9/15/2033	22,766,000	22,800,809
Canpack SA/Canpack U.S. LLC (Poland)†(c)	3.875%		11/15/2029	16,549,000	15,549,128
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	36,045,000	34,146,640
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030	22,047,000	20,590,882
LABL, Inc.†(f)(i)	5.875%		11/1/2028	24,003,000	11,641,455
LABL, Inc.†(i)	8.625%		10/1/2031	24,248,000	12,124,000
Mauser Packaging Solutions Holding Co.†	7.875%		4/15/2030	25,576,000	25,594,287
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2030	21,334,000	19,840,146
Sealed Air Corp.†	6.875%		7/15/2033	22,562,000	21,575,355
Trivium Packaging Finance BV (Netherlands)†(c)	8.25%		7/15/2030	25,922,000	27,141,708
Total					233,499,974

Pharmaceuticals 0.79%
1261229 BC Ltd. (Canada)†(c)	10.00%		4/15/2032	56,491,000	57,885,706
Bausch Health Cos., Inc. (Canada)†(c)	11.00%		9/30/2028	21,539,000	21,991,072
CVS Health Corp.	4.78%		3/25/2038	23,587,000	21,749,046
CVS Health Corp.(f)	5.25%		2/21/2033	35,683,000	36,106,465
CVS Health Corp.	5.70%		6/1/2034	20,885,000	21,470,186
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%)	#	3/10/2055	20,543,000	21,185,339
Total					180,387,814

Pipelines 3.40%
AL Candelaria -spain- SA (Spain)†(c)	5.75%		6/15/2033	30,777,000	27,163,011
AL Candelaria -spain- SA (Spain)(c)	5.75%		6/15/2033	19,229,000	16,971,035
AL Candelaria -spain- SA (Spain)(c)	5.75%		6/15/2033	4,247,000	3,748,296
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%		7/15/2032	20,994,000	21,822,171
Boardwalk Pipelines LP	5.375%		2/15/2036	15,749,000	15,504,127
Boardwalk Pipelines LP	5.625%		8/1/2034	21,000,000	21,528,274
Buckeye Partners LP†	6.75%		2/1/2030	32,715,000	33,780,724
Colonial Enterprises, Inc.†	3.25%		5/15/2030	19,028,000	17,825,666
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	21,903,000	21,370,814
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029	28,212,000	29,206,723
DT Midstream, Inc.†	4.30%		4/15/2032	27,064,000	25,831,361
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035	16,800,000	17,244,993

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%		3/15/2034		$30,436,000	$30,313,057
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032		20,761,000	21,364,522
Global Partners LP/GLP Finance Corp.†	7.125%		7/1/2033		22,323,000	22,519,286
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035		12,433,000	12,608,209
NGPL PipeCo LLC†	3.25%		7/15/2031		24,487,000	22,525,738
NGPL PipeCo LLC†	4.875%		8/15/2027		20,780,000	20,826,555
ONEOK, Inc.	6.05%		9/1/2033		20,473,000	21,474,695
ONEOK, Inc.†	6.50%		9/1/2030		19,886,000	21,057,066
Sabal Trail Transmission LLC†	4.246%		5/1/2028		16,996,000	16,797,188
South Bow Canadian Infrastructure Holdings Ltd. (Canada)(c)	7.50% (5 yr. CMT + 3.67%)	#	3/1/2055		21,644,000	22,549,455
South Bow USA Infrastructure Holdings LLC	5.584%		10/1/2034		21,521,000	21,384,945
Transcontinental Gas Pipe Line Co. LLC†	5.10%		3/15/2036		21,975,000	21,789,422
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%)	#	–	(g)	19,332,000	19,270,740
Venture Global LNG, Inc.†	9.50%		2/1/2029		85,375,000	92,358,624
Venture Global Plaquemines LNG LLC†	6.50%		1/15/2034		42,640,000	44,476,900
Venture Global Plaquemines LNG LLC†	6.75%		1/15/2036		11,350,000	12,028,753
Western Midstream Operating LP	4.05%		2/1/2030		38,019,000	36,931,501
Western Midstream Operating LP	6.35%		1/15/2029		20,497,000	21,348,927
Whistler Pipeline LLC†	5.95%		9/30/2034		45,092,000	46,221,123
Total						779,843,901

Real Estate 0.38%
Corp. Inmobiliaria Vesta SAB de CV (Mexico)†(c)	5.50%		1/30/2033		17,682,000	17,129,437
Howard Hughes Corp.†	5.875%		3/1/2032		23,101,000	22,253,443
Hunt Cos., Inc.†	5.25%		4/15/2029		27,346,000	25,680,399
Newmark Group, Inc.	7.50%		1/12/2029		20,249,000	21,240,290
Total						86,303,569

REITS 2.81%
American Assets Trust LP	6.15%		10/1/2034		47,277,000	46,913,441
Brandywine Operating Partnership LP(f)	4.55%		10/1/2029		26,358,000	24,062,941
Brandywine Operating Partnership LP	8.875%		4/12/2029		9,024,000	9,169,611
CFE Fibra E (Mexico)†(c)	5.875%		9/23/2040		20,390,698	19,856,666

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS (continued)
Cousins Properties LP	5.875%	10/1/2034	$36,687,000	$37,173,926
First Industrial LP	5.25%	1/15/2031	16,881,000	17,065,983
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030	26,711,000	25,652,999
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	19,738,000	18,724,854
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	17,444,000	17,720,452
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032	26,424,000	26,007,804
Iron Mountain, Inc.†	4.50%	2/15/2031	67,416,000	63,340,224
Iron Mountain, Inc.†	4.875%	9/15/2029	22,889,000	22,283,778
Iron Mountain, Inc.†	6.25%	1/15/2033	23,442,000	23,385,793
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50%	8/1/2030	20,758,000	20,810,289
Millrose Properties, Inc.†	6.25%	9/15/2032	17,633,000	17,332,054
Millrose Properties, Inc.†	6.375%	8/1/2030	21,478,000	21,485,816
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	14,635,000	14,203,969
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	16,479,000	16,937,160
Piedmont Operating Partnership LP	5.625%	1/15/2033	13,496,000	13,122,268
Piedmont Operating Partnership LP(f)	9.25%	7/20/2028	33,284,000	36,351,537
Rayonier LP	2.75%	5/17/2031	45,499,000	40,916,609
RHP Hotel Properties LP/RHP Finance Corp.†	5.75%	3/15/2034	24,067,000	23,769,621
RHP Hotel Properties LP/RHP Finance Corp.†	6.50%	6/15/2033	15,178,000	15,466,170
Starwood Property Trust, Inc.†	6.50%	10/15/2030	29,186,000	29,619,529
Vornado Realty LP(f)	3.40%	6/1/2031	24,364,000	21,710,400
Vornado Realty LP	5.75%	2/1/2033	22,627,000	22,202,130
Total				645,286,024

Retail 1.58%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(c)	6.125%	6/15/2029	20,619,000	20,963,956
Advance Auto Parts, Inc.†(f)	7.375%	8/1/2033	48,630,000	49,294,529
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	29,390,000	20,835,686
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	8.375%	1/15/2029	24,396,000	22,307,337
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	3,544,000	1,736,560
LBM Acquisition LLC†	9.50%	6/15/2031	45,893,000	40,004,772
Michaels Cos., Inc.†	8.50%	3/15/2033	34,317,000	33,443,598
Park River Holdings, Inc.†	8.00%	3/15/2031	43,468,000	43,300,309
PetSmart LLC/PetSmart Finance Corp.†	7.50%	9/15/2032	22,481,000	22,607,231

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Punch Finance PLC†	7.875%	12/30/2030	GBP	19,851,000	$26,201,045
QXO Building Products, Inc.†	6.75%	4/30/2032		$33,053,000	33,742,684
Staples, Inc.†	10.75%	9/1/2029		14,837,000	13,732,968
Stonegate Pub Co. Financing PLC	10.75%	7/31/2029	GBP	16,556,000	21,788,867
Tiffany & Co.	4.90%	10/1/2044		$15,113,000	13,790,241
Total					363,749,783

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(i)	6.875%	6/15/2011		22,500,000	0	(e)

Semiconductors 0.82%
Foundry JV Holdco LLC†	5.50%	1/25/2031		37,174,000	37,980,997
Foundry JV Holdco LLC†	6.25%	1/25/2035		27,988,000	29,343,349
Foundry JV Holdco LLC†	6.40%	1/25/2038		26,883,000	28,056,931
Marvell Technology, Inc.	5.95%	9/15/2033		21,787,000	23,066,081
Micron Technology, Inc.	5.30%	1/15/2031		12,583,000	13,175,128
Qorvo, Inc.†	3.375%	4/1/2031		22,864,000	20,695,039
Qorvo, Inc.	4.375%	10/15/2029		21,594,000	21,143,804
SK Hynix, Inc. (South Korea)(c)	6.50%	1/17/2033		13,204,000	14,376,035
Total					187,837,364

Shipbuilding 0.25%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030		21,770,000	21,366,862
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030		18,243,000	18,603,372
Huntington Ingalls Industries, Inc.	5.749%	1/15/2035		17,057,000	17,680,230
Total					57,650,464

Software 0.79%
CoreWeave, Inc.†(f)	9.00%	2/1/2031		24,386,000	23,234,222
OAK-Eagle Acquireco, Inc.†(h)	7.25%	7/1/2033		20,848,000	21,614,048
OAK-Eagle Acquireco, Inc.†(h)	8.75%	7/1/2034		20,616,000	21,596,222
Oracle Corp.	5.20%	9/26/2035		71,742,000	67,329,813
Oracle Corp.	6.70%	2/4/2056		26,453,000	24,570,264
ROBLOX Corp.†	3.875%	5/1/2030		25,180,000	23,677,832
Total					182,022,401

Telecommunications 3.62%
Altice France SA (France)†(c)	6.50%	4/15/2032		33,961,643	32,209,018
Altice France SA (France)†(c)	6.875%	10/15/2030		33,524,418	32,097,736
Altice France SA (France)†(c)	6.875%	7/15/2032		26,512,218	25,145,075

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
Altice France SA (France)†(c)	9.50%	11/1/2029	$34,444,390	$34,830,546
APLD ComputeCo 2 LLC†	6.75%	3/15/2031	15,801,000	15,695,751
APLD ComputeCo LLC†	9.25%	12/15/2030	21,929,000	22,613,229
Black Pearl Compute LLC†	6.125%	2/15/2031	25,494,000	25,979,584
Cipher Compute LLC†(f)	7.125%	11/15/2030	39,453,000	40,923,768
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica)†(c)	8.625%	8/1/2032	21,643,000	22,038,547
EchoStar Corp.	6.75%	11/30/2030	70,718,589	71,497,059
Fibercop SpA (Italy)†(c)	6.00%	9/30/2034	22,020,000	21,002,370
Flash Compute LLC†	7.25%	12/31/2030	30,753,000	31,000,285
Hughes Satellite Systems Corp.	5.25%	8/1/2026	16,709,000	14,871,839
Hughes Satellite Systems Corp.	6.625%	8/1/2026	29,131,000	21,947,004
Level 3 Financing, Inc.†	3.625%	1/15/2029	60,034,000	56,431,960
Level 3 Financing, Inc.†	3.75%	7/15/2029	18,460,000	17,190,875
Level 3 Financing, Inc.†	4.25%	7/1/2028	12,696,000	12,313,647
Level 3 Financing, Inc.†	8.50%	1/15/2036	45,668,197	47,694,116
Lumen Technologies, Inc.†	4.50%	1/15/2029	38,239,000	36,018,431
Lumen Technologies, Inc.†	5.375%	6/15/2029	13,889,000	13,170,073
Lumen Technologies, Inc.	7.60%	9/15/2039	11,939,000	11,149,791
Lumen Technologies, Inc.	7.65%	3/15/2042	14,187,000	13,033,455
SV RNO Property Owner 1 LLC†	5.875%	3/1/2031	23,665,000	23,406,757
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	8.625%	6/15/2032	46,057,000	46,941,330
Vmed O2 U.K. Financing I PLC (United Kingdom)†(c)	4.25%	1/31/2031	55,119,000	47,386,582
Vmed O2 U.K. Financing I PLC (United Kingdom)†(c)	4.75%	7/15/2031	24,505,000	21,109,374
WULF Compute LLC†	7.75%	10/15/2030	42,769,000	45,220,305
Zegona Finance PLC (United Kingdom)†(c)	8.625%	7/15/2029	27,622,000	29,019,342
Total				831,937,849

Transportation 0.74%
Danaos Corp. (Marshall Islands)†(c)(f)	6.875%	10/15/2032	21,643,000	22,009,914
Fedex Freight Holding Co., Inc.†	4.95%	3/15/2033	18,260,000	17,815,656
GXO Logistics, Inc.	2.65%	7/15/2031	25,082,000	22,348,628
GXO Logistics, Inc.	6.25%	5/6/2029	20,719,000	21,495,406
Rand Parent LLC†	8.50%	2/15/2030	39,771,000	40,856,947
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	25,527,000	26,241,628
XPO, Inc.†	7.125%	2/1/2032	18,350,000	18,939,237
Total				169,707,416

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Trucking & Leasing 0.27%
FTAI Aviation Investors LLC†	5.875%		4/15/2033	$42,548,000	$41,679,957
FTAI Aviation Investors LLC†	7.00%		5/1/2031	20,510,000	21,040,286
Total					62,720,243

Water 0.23%
Aegea Finance SARL (Luxembourg)(c)	9.00%		1/20/2031	32,567,000	31,744,358
Sabesp Lux SARL (Luxembourg)†(c)	5.625%		8/20/2030	21,449,000	21,183,421
Total					52,927,779
Total Corporate Bonds (cost $16,503,142,591)					16,322,381,571

FLOATING RATE LOANS(j) 2.20%

Advertising 0.09%
CMG Media Corp. 2024 Term Loan	7.30% (3 mo. USD Term SOFR + 3.50%)		6/18/2029	23,198,814	21,830,084

Aerospace & Defense 0.35%
Alloy Finco Ltd. USD Holdco PIK Term Loan (Jersey)(c)	–	(k)	3/6/2028	23,759,296	81,108,297

Auto Parts & Equipment 0.00%
First Brands Group LLC 2021 Term Loan	10.782% (1 mo. USD Term SOFR + 7.11%)		3/30/2027	10,570,139	36,008
First Brands Group LLC 2022 Incremental Term Loan	10.782% (1 mo. USD Term SOFR + 7.11%)		3/30/2027	2,562,790	8,730
First Brands Group LLC 2025 DIP Term Loan	13.671% (1 mo. USD Term SOFR + 10.00%)		6/29/2026	26,089	6,359
Total					51,097

Building Materials 0.04%
ACProducts, Inc. 2021 Term Loan B	8.211% (3 mo. USD Term SOFR + 4.25%)		5/17/2028	11,404,565	9,162,884

Chemicals 0.32%
Chemours Co. 2025 USD Term Loan B	7.168% (1 mo. USD Term SOFR + 3.50%)		10/15/2032	22,814,820	22,675,764
INEOS Quattro Holdings U.K. Ltd. 2023 USD 1st Lien Term Loan B (United Kingdom)(c)	8.018% (1 mo. USD Term SOFR + 4.25%)		4/2/2029	45,506,031	35,835,999
Ineos U.S. Finance LLC 2023 USD Term Loan B	–	(k)	2/18/2030	16,333,446	14,322,391
Total					72,834,154

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services 0.11%
Crash Champions LLC 2024 Term Loan B	8.423% (3 mo. USD Term SOFR + 4.75%)		2/23/2029		$51,343	$44,771
Spin Holdco, Inc. 2026 First Lien First Out Term Loan	9.101% (3 mo. USD Term SOFR + 5.43%)		9/4/2030		4,063,792	4,156,081
Spin Holdco, Inc. 2026 First Lien Second Out Term Loan	7.933% (3 mo. USD Term SOFR + 4.00%)		9/4/2030		25,805,080	20,386,013
Total						24,586,865

Containers & Packaging 0.17%
LABL, Inc. 2026 USD Interim New Money DIP Term Loan	10.383% (3 mo. USD Term SOFR + 6.75%)		12/2/2026		2,193,596	2,198,169
Proampac PG Borrower LLC 2026 USD Term Loan B	7.782% (1 mo. USD Term SOFR + 4.00%)		3/7/2033		37,112,596	35,934,271
Total						38,132,440

Diversified Capital Goods 0.08%
Tank Holding Corp. 2022 Term Loan	9.518% (1 mo. USD Term SOFR + 5.75%)		3/31/2028		21,431,988	19,248,712

Electric: Generation 0.01%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.461% (3 mo. USD Term SOFR + 1.50%)		7/28/2028		1,720,948	1,686,529

Food 0.13%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	6.079% (6 mo. EURIBOR + 4.00%)		5/14/2031	EUR	28,107,692	29,061,418

Health Care Products 0.10%
Hologic, Inc. 2026 USD 2nd Lien Term Loan	–	(k)	4/10/2034		$23,227,000	22,994,730	(l)

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(c)	7.282% (1 mo. USD Term SOFR + 3.50%)		7/22/2030		13,433,723	13,421,162

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Media 0.33%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.082% (1 mo. USD Term SOFR + 3.30%)		12/31/2029	$39,969,740	$36,022,927
Sinclair Television Group, Inc. 2025 Term Loan B7	7.868% (1 mo. USD Term SOFR + 4.10%)		12/31/2030	38,855,857	34,970,272
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.052% (6 mo. USD Term SOFR + 3.18%)		3/31/2031	5,836,420	5,343,389
Total					76,336,588

Oil & Gas Services 0.04%
Star Holding LLC 2024 1st Lien Term Loan B	8.168% (1 mo. USD Term SOFR + 4.50%)		7/31/2031	8,579,554	8,491,614

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(k)	12/31/2026	687,414	0	(e)

Pharmaceuticals 0.10%
Bausch Health Cos., Inc. 2025 Term Loan B (Canada)(c)	9.918% (1 mo. USD Term SOFR + 6.25%)		10/8/2030	23,520,754	22,762,798

Retail 0.03%
Sweetwater Borrower LLC 2026 Term Loan B	7.668% (1 mo. USD Term SOFR + 4.00%)		2/17/2033	8,231,000	8,246,474

Software 0.11%
Boxer Parent Co., Inc. 2025 USD Term Loan B	6.673% (3 mo. USD Term SOFR + 3.00%)		7/30/2031	26,342,914	24,496,144

Transportation 0.05%
Forward Air Corp. Term Loan B	8.167% (3 mo. USD Term SOFR + 4.50%)		12/19/2030	12,867,000	12,558,192

Utilities 0.08%
Astoria Energy LLC 2025 Term Loan B	5.918% - 5.95% (1 mo. USD Term SOFR + 2.25%) (3 mo. USD Term SOFR + 2.25%)		6/23/2032	19,417,897	19,477,121
Total Floating Rate Loans (cost $460,084,415)					506,487,303

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 7.17%

Angola 0.29%
Angola Government International Bonds(c)	8.75%		4/14/2032		$25,956,000	$25,237,483
Angola Government International Bonds(c)	9.244%		1/15/2031		39,838,000	40,365,381
Total						65,602,864

Argentina 0.90%
Argentina Republic Government International Bonds(c)	0.75%	(m)	7/9/2030		109,381,180	91,716,120
Provincia de Buenos Aires/Government Bonds(c)	6.625%	(m)	9/1/2037		2,406,869	1,820,194
Provincia de Buenos Aires/Government Bonds(c)	6.625%	(m)	9/1/2037		25,673,268	19,415,409
Provincia de Cordoba(c)	6.875%	(m)	2/1/2029		14,069,170	13,682,268
Provincia de Cordoba†(c)	8.60%		2/3/2035		27,287,000	26,093,194
Provincia de Cordoba†(c)	9.75%		7/2/2032		30,534,000	31,279,029
Provincia de Entre Rios Argentina†(c)	9.55%		3/4/2033		22,842,000	22,156,740
Total						206,162,954

Benin 0.10%
Benin Government International Bonds†(c)	7.96%		2/13/2038		22,816,000	22,427,321

Bolivia 0.10%
Bolivia Government International Bonds(c)(f)	4.50%		3/20/2028		23,971,865	22,473,863

Brazil 0.96%
Brazil Letras do Tesouro Nacional	Zero Coupon		4/1/2027	BRL	578,800,000	98,228,619
Brazil Notas do Tesouro Nacional	10.00%		1/1/2031	BRL	728,720,000	123,026,881
Total						221,255,500

Cameroon 0.14%
Republic of Cameroon International Bonds(c)	9.50%		7/31/2031		$32,016,000	31,224,904

Colombia 0.24%
Colombia Government International Bonds(c)	7.50%		2/2/2034		32,824,000	33,632,455
Colombia Government International Bonds(c)	7.75%		11/7/2036		22,076,000	22,604,720
Total						56,237,175

Costa Rica 0.09%
Costa Rica Government International Bonds(c)	7.30%		11/13/2054		20,224,000	21,883,076

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Dominican Republic 0.39%
Dominican Republic International Bonds(c)	6.00%		2/22/2033		$43,282,000	$42,295,171
Dominican Republic International Bonds	10.50%		3/15/2037	DOP	378,950,000	6,498,035
Dominican Republic International Bonds	10.50%		3/15/2037	DOP	2,013,400,000	35,632,609
Dominican Republic International Bonds	10.75%		6/1/2036	DOP	100,000,000	1,738,608
Dominican Republic International Bonds	10.75%		6/1/2036	DOP	214,650,000	3,894,272
Total						90,058,695

Ecuador 0.41%
Ecuador Government International Bonds†(c)	8.75%		1/29/2034		$48,494,000	47,645,355
Ecuador Government International Bonds†(c)	9.25%		1/29/2039		48,311,000	47,465,558
Total						95,110,913

El Salvador 0.55%
El Salvador Government International Bonds†(c)	0.25%		4/17/2030		26,503,000	990,182
El Salvador Government International Bonds(c)	8.625%		2/28/2029		50,361,000	52,576,380
El Salvador Government International Bonds†(c)	9.25%		4/17/2030		48,251,000	50,250,522
El Salvador Government International Bonds†(c)	9.65%		11/21/2054		22,062,000	23,456,318
Total						127,273,402

Ghana 0.33%
Ghana Government International Bonds(c)	5.00%	(m)	7/3/2035		87,817,293	75,121,283

Honduras 0.11%
Honduras Government International Bonds(c)	5.625%		6/24/2030		24,796,000	24,634,826

Mexico 0.73%
Mexico Bonos	7.75%		5/29/2031	MXN	3,146,800,000	167,443,823

Montenegro 0.08%
Montenegro Government International Bonds†(c)	7.25%		3/12/2031		$17,532,000	18,269,557

Nigeria 0.20%
Nigeria Government International Bonds(c)	8.631%		1/13/2036		44,378,000	46,269,916

Panama 0.17%
Panama Government International Bonds(c)	6.40%		2/14/2035		38,693,000	40,253,102

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Romania 0.21%
Romania Government International Bonds(c)	5.75%		3/24/2035	$22,564,000	$21,385,517
Romania Government International Bonds†(c)	6.625%		5/16/2036	26,324,000	26,182,092
Total					47,567,609

Suriname 0.15%
Suriname Government International Bonds†(c)	8.50%		11/6/2035	32,637,000	33,676,652

Trinidad And Tobago 0.13%
Trinidad & Tobago Government International Bonds†(c)	6.40%		6/26/2034	30,657,000	30,611,015

Turkey 0.10%
Istanbul Metropolitan Municipality†(c)	10.50%		12/6/2028	20,592,000	22,046,610

Ukraine 0.12%
Ukraine Government International Bonds(c)	3.00%	(m)	2/1/2035	58,801,954	27,446,545

Uzbekistan 0.12%
Republic of Uzbekistan International Bonds†(c)	6.947%		5/25/2032	26,666,000	27,958,905

Venezuela 0.36%
Venezuela Government International Bonds(c)(i)	9.00%		5/7/2023	58,725,800	26,573,425
Venezuela Government International Bonds(c)(i)	11.75%		10/21/2026	88,915,100	46,013,564
Venezuela Government International Bonds(c)(i)	12.75%		8/23/2022	21,097,100	10,706,778
Total					83,293,767

Zambia 0.19%
Zambia Government International Bonds(c)	5.75%	(m)	6/30/2033	45,925,668	43,131,509
Total Foreign Government Obligations (cost $1,563,019,622)					1,647,435,786

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 13.68%
Government National Mortgage Association(n)	4.50%		TBA	118,237,000	114,204,404
Government National Mortgage Association(n)	5.00%		TBA	177,178,000	175,371,820
Government National Mortgage Association(n)	5.50%		TBA	145,354,000	146,153,173
Government National Mortgage Association(n)	6.00%		TBA	102,908,000	104,580,770
Uniform Mortgage-Backed Security(n)	2.50%		TBA	547,465,000	460,148,614
Uniform Mortgage-Backed Security(n)	4.50%		TBA	159,362,000	158,137,141
Uniform Mortgage-Backed Security(n)	5.00%		TBA	978,619,000	969,729,411

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(n)	5.50%		TBA	$563,387,000	$566,523,868
Uniform Mortgage-Backed Security(n)	6.00%		TBA	192,792,000	196,299,885
Uniform Mortgage-Backed Security(n)	6.50%		TBA	140,311,000	145,048,123
Uniform Mortgage-Backed Security(n)	7.00%		TBA	99,403,000	104,585,350
Total Government Sponsored Enterprises Pass-Throughs (cost $3,147,279,978)					3,140,782,559

				Shares

INVESTMENTS IN UNDERLYING FUNDS 1.55%
Lord Abbett Private Credit Fund(o)(p)(q) (cost $358,474,919)				14,265,420	355,208,945

				Principal Amount‡

MUNICIPAL BONDS 0.49%

Corporate-Backed 0.09%
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	4.75%		12/1/2054	$22,700,000	20,868,625

Lease Obligation 0.09%
Maryland Stadium Authority - State of Maryland	5.578%		6/15/2055	21,620,000	21,361,269

Miscellaneous 0.13%
Dallas Convention Center Hotel Development Corp. TX(f)	7.088%		1/1/2042	17,280,000	19,186,257
New York City Industrial Development Agency NY†	11.00%		3/1/2029	8,768,000	9,645,198
Total					28,831,455

Tax Revenue 0.07%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(i)	7.00%		7/1/2045	22,085,000	16,688,371

Transportation 0.11%
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%		12/31/2065	24,515,000	25,039,114
Total Municipal Bonds (cost $118,138,075)					112,788,834

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.25%
BAHA Trust Series 2024-MAR Class B†	6.385%	#(r)	12/10/2041	30,230,000	31,202,602
BX Commercial Mortgage Trust Series 2019-IMC Class A†	4.719% (1 mo. USD Term SOFR + 1.05%)	#	4/15/2034	27,905,291	27,770,480

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2024-SLCT Class B†	5.465% (1 mo. USD Term SOFR + 1.79%)	#	1/15/2042	$16,520,000	$16,434,172
BX Commercial Mortgage Trust Series 2026-CSMO Class D†	6.123% (1 mo. USD Term SOFR + 2.45%)	#	2/15/2043	32,250,000	32,380,874
BX Trust Series 2024-VLT4 Class A†	5.164% (1 mo. USD Term SOFR + 1.49%)	#	6/15/2041	20,128,000	20,027,151
BX Trust Series 2025-ARIA Class C†	5.517%	#(r)	12/13/2042	7,340,000	7,325,874
BX Trust Series 2025-ROIC Class E†	6.614% (1 mo. USD Term SOFR + 2.94%)	#	3/15/2030	26,879,471	26,832,432
BX Trust Series 2025-TAIL Class E†	6.973% (1 mo. USD Term SOFR + 3.30%)	#	6/15/2035	16,710,000	16,758,014
BX Trust Series 2025-VLT6 Class B†	5.565% (1 mo. USD Term SOFR + 1.89%)	#	3/15/2042	18,595,000	18,489,551
BX Trust Series 2025-VLT7 Class E†	7.423% (1 mo. USD Term SOFR + 3.75%)	#	7/15/2044	10,750,000	10,680,027
BX Trust Series 2025-VOLT Class D†	6.423% (1 mo. USD Term SOFR + 2.75%)	#	12/15/2044	32,040,000	31,900,914
CALI Mortgage Trust Series 2019-101C Class A†	3.957%		3/10/2039	21,880,000	21,073,842
CONE Trust Series 2024-DFW1 Class B†	5.963% (1 mo. USD Term SOFR + 2.29%)	#	8/15/2041	21,330,000	21,209,867
DBC Mortgage Trust Series 2025-DBC Class C†	5.723% (1 mo. USD Term SOFR + 2.05%)	#	11/15/2042	24,460,000	24,420,539
DBC Mortgage Trust Series 2025-DBC Class D†	6.273% (1 mo. USD Term SOFR + 2.60%)	#	11/15/2042	10,370,000	10,358,224
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA1 Class B2†	8.876% (30 day USD SOFR Average + 5.21%)	#	1/25/2050	5,440,000	6,018,844
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA5 Class B2†	11.062% (30 day USD SOFR Average + 7.40%)	#	11/25/2050	19,450,000	23,789,025
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1 Class B2†	8.412% (30 day USD SOFR Average + 4.75%)	#	1/25/2051	7,216,000	8,073,066

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA2 Class B2†	9.662% (30 day USD SOFR Average + 6.00%)	#	8/25/2033	$20,035,000	$24,967,088
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA3 Class B2†	9.912% (30 day USD SOFR Average + 6.25%)	#	10/25/2033	10,000,000	12,618,843
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA1 Class B2†	8.662% (30 day USD SOFR Average + 5.00%)	#	8/25/2033	9,285,000	10,925,831
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class B2†	9.912% (30 day USD SOFR Average + 6.25%)	#	9/25/2041	3,310,000	3,371,258
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class B2†	10.662% (30 day USD SOFR Average + 7.00%)	#	12/25/2041	4,420,000	4,560,674
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class B2†	12.162% (30 day USD SOFR Average + 8.50%)	#	2/25/2042	10,675,000	11,242,771
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class B2†	14.662% (30 day USD SOFR Average + 11.00%)	#	3/25/2042	45,932,260	49,594,614
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-DNA1 Class B2†	14.526% (30 day USD SOFR Average + 10.86%)	#	1/25/2049	34,420,000	42,226,136
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-DNA3 Class B2†	11.926% (30 day USD SOFR Average + 8.26%)	#	7/25/2049	29,363,000	32,574,769
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA1 Class B2†	16.032% (30 day USD SOFR Average + 12.36%)	#		27,483,000	32,606,276
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2B2†	9.862% (30 day USD SOFR Average + 6.20%)	#	11/25/2041	2,115,000	2,164,160

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2B2†	11.312% (30 day USD SOFR Average + 7.65%)	#	1/25/2042	$4,530,000	$4,731,135
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1B2†	14.262% (30 day USD SOFR Average + 10.60%)	#	5/25/2042	12,579,525	13,736,947
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R07 Class 1B2†	15.662% (30 day USD SOFR Average + 12.00%)	#	6/25/2042	1,641,100	1,841,139
Hudson Yards Mortgage Trust Series 2025-SPRL Class D†	6.34%	#(r)	1/13/2040	11,210,000	11,519,666
Hudson Yards Mortgage Trust Series 2025-SPRL Class F†	7.403%	#(r)	1/13/2040	4,650,000	4,660,686
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.137% (1 mo. USD Term SOFR + 6.81%)	#	8/15/2033	41,665,000	600,626
MAD Commercial Mortgage Trust Series 2025-11MD Class C†	5.255%	#(r)	10/15/2042	45,035,000	45,381,720
NY Commercial Mortgage Trust Series 2025-299P Class B†	5.928%	#(r)	2/10/2047	12,525,000	12,877,973
NYC Commercial Mortgage Trust Series 2026-1PARK Class C†	5.528% (1 mo. USD Term SOFR + 1.85%)	#	2/15/2043	6,560,000	6,545,428
NYC Commercial Mortgage Trust Series 2026-1PARK Class D†	5.978% (1 mo. USD Term SOFR + 2.30%)	#	2/15/2043	6,980,000	7,025,009
NYO Commercial Mortgage Trust Series 2021-1290 Class B†	5.332% (1 mo. USD Term SOFR + 1.66%)	#	12/15/2038	9,480,000	9,444,770
NYO Commercial Mortgage Trust Series 2021-1290 Class C†	5.783% (1 mo. USD Term SOFR + 2.11%)	#	11/15/2038	16,430,000	16,252,439
PLYM Commercial Mortgage Trust Series 2026-IND Class D†	5.823% (1 mo. USD Term SOFR + 2.15%)	#	3/15/2043	28,080,000	27,869,976
ROCK Trust Series 2024-CNTR Class B†	5.93%		11/13/2041	13,410,000	13,727,049
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	56,095,000	58,519,650

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SCG Trust Series 2025-SNIP Class D†	6.273% (1 mo. USD Term SOFR + 2.60%)	#	9/15/2042	$12,650,000	$12,696,658
SHOW Trust Series 2022-BIZ Class A†	6.654% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	81,900,000	44,210,611	(a)
SHRN Trust Series 2025-MF18 Class D†	5.923% (1 mo. USD Term SOFR + 2.25%)	#	10/15/2040	8,370,000	8,388,397
SHRN Trust Series 2025-MF18 Class E†	6.623% (1 mo. USD Term SOFR + 2.95%)	#	10/15/2040	9,400,000	9,408,968
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.314% (1 mo. USD Term SOFR + 2.64%)	#	2/15/2042	38,430,000	37,891,138
TCO Commercial Mortgage Trust Series 2024-DPM Class B†	5.265% (1 mo. USD Term SOFR + 1.59%)	#	12/15/2039	15,070,000	15,034,863
TCO Commercial Mortgage Trust Series 2024-DPM Class C†	5.664% (1 mo. USD Term SOFR + 1.99%)	#	12/15/2039	8,730,000	8,733,742
TEXAS Commercial Mortgage Trust Series 2025-TWR Class C†	5.815% (1 mo. USD Term SOFR + 2.14%)	#	4/15/2042	11,830,000	11,779,676
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(r)	6/25/2054	10,954,659	11,067,652
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,058,327,399)					975,543,836

	Dividend Rate			Shares

PREFERRED STOCKS 0.04%

Commercial Services & Supplies 0.00%
SVB Financial Trust Class C	Zero Coupon			3,121,160	202,875

Transportation Infrastructure 0.04%
ACBL Holdings Corp.	Zero Coupon			205,069	8,202,760
Total Preferred Stocks (cost $5,419,334)					8,405,635
Total Long-Term Investments (cost $25,156,868,182)					25,002,821,049

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 4.02%

REPURCHASE AGREEMENTS 2.29%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $8,092,300 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $8,217,861; proceeds: $8,057,349 (cost $8,056,622)	$8,056,622	$8,056,622
Repurchase Agreement dated 3/31/2026, 3.660% due 4/1/2026 with RBC Dominion Securities, Inc. collateralized by $523,893,900 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $528,571,429; proceeds: $518,052,663 (cost $518,000,000)	518,000,000	518,000,000
Total Repurchase Agreements (cost $526,056,622)		526,056,622

TIME DEPOSITS 0.18%
CitiBank N.A.(s) (cost $39,583,973)	39,583,973	39,583,973

	Shares

MONEY MARKET FUNDS 1.55%
Fidelity Government Portfolio(s) (cost $356,255,758)	356,255,758	356,255,758
Total Short-Term Investments (cost $921,896,353)		921,896,353
Total Investments in Securities 112.89% (cost $26,078,764,535)		25,924,717,402
Other Assets and Liabilities – Net(t) (12.89)%		(2,959,201,229)
Net Assets 100.00%		$22,965,516,173

BRL	Brazilian Real.
DOP	Dominican Peso.
EUR	Euro.
GBP	British Pound.
MXN	Mexican Peso.
PEN	Peruvian Nuevo Sol.
ADR	American Depositary Receipt.
AMT	Income from the security may be subject to Alternative Minimum Tax.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $12,441,843,638, which represents 54.18% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Foreign security traded in U.S. dollars.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Securities purchased on a when-issued basis. (i) Defaulted.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2026.
(k)	Interest rate to be determined.
(l)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Step Bond – Security with a predetermined schedule of interest rate changes.
(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	Affiliated funds.
(p)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At March 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $355,208,945 or 1.55% of net assets.
(q)	Fund is a business development company under the Investment Company Act of 1940.
(r)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(s)	Security was purchased with the cash collateral from loaned securities.
(t)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts, swap contracts and reverse repurchase agreements as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Buy Protection at March 31, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Value
Lincoln National Corp.(4)	Bank of America	1.00%	12/20/2030	$22,918,000	$458,561	$36,587	$495,148

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)	Value
MetLife, Inc.(4)	Bank of America	1.00%	12/20/2030	$9,167,000	$(74,519)	$13,008	$(61,511)
Prudential Financial, Inc.(4)	Bank of America	1.00%	12/20/2030	13,751,000	(111,784)	73,346	(38,438)
Total					$(186,303)	$86,354	$(99,949)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $122,941. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2026:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	$200,000,000	$376,406
Bank of America	2.813%	CPI Urban Consumer NSA	3/30/2028	2,130,054,000	50,376	(1)
Total					$426,782

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2026:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$60,151,898		$(301,410)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	29,848,102	(149,564	)(2)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	97,080,000		(3,851,747)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	128,000,000		(6,919,205)
Bank of America	3.180%	CPI Urban Consumer NSA	3/30/2027	2,130,054,000	(882,332	)(3)
Total						$(12,104,258)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $125,036, which includes upfront payment of $175,412. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(275,556), which includes upfront payment of $125,992. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(320,408), which includes upfront payment of $(561,924). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Forward Foreign Currency Exchange Contracts at March 31, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Barclays PLC	6/5/2026	4,490,000	$5,190,723	$5,205,138	$14,415
Euro	Buy	State Street Bank and Trust	6/5/2026	3,657,000	4,222,698	4,239,463	16,765
Norwegian krone	Buy	Bank of America	6/12/2026	227,000,000	23,411,451	23,431,816	20,365
Norwegian krone	Buy	Bank of America	6/12/2026	215,633,982	22,125,088	22,258,572	133,484
Norwegian krone	Buy	Morgan Stanley	6/12/2026	448,583,991	45,989,747	46,304,571	314,824
Norwegian krone	Buy	Morgan Stanley	6/12/2026	448,377,027	45,973,242	46,283,207	309,965
British pound	Sell	Citibank	4/24/2026	1,842,000	2,514,842	2,437,999	76,843
British pound	Sell	Morgan Stanley	4/24/2026	1,737,000	2,353,632	2,299,025	54,607
British pound	Sell	State Street Bank and Trust	4/24/2026	86,803,000	118,569,426	114,889,028	3,680,398
British pound	Sell	State Street Bank and Trust	4/24/2026	1,754,000	2,388,528	2,321,525	67,003
British pound	Sell	State Street Bank and Trust	4/24/2026	1,863,000	2,540,761	2,465,793	74,968
British pound	Sell	State Street Bank and Trust	4/24/2026	1,871,000	2,523,553	2,476,382	47,171
British pound	Sell	State Street Bank and Trust	4/24/2026	1,679,000	2,224,239	2,222,258	1,981
British pound	Sell	State Street Bank and Trust	4/24/2026	833,000	1,112,716	1,102,526	10,190
British pound	Sell	State Street Bank and Trust	4/24/2026	2,278,000	3,058,130	3,015,071	43,059
Canadian dollar	Sell	Bank of America	4/17/2026	4,389,000	3,161,837	3,157,290	4,547
Canadian dollar	Sell	Citibank	4/17/2026	8,568,000	6,187,344	6,163,513	23,831
Canadian dollar	Sell	State Street Bank and Trust	4/17/2026	12,880,000	9,377,066	9,265,412	111,654
Canadian dollar	Sell	State Street Bank and Trust	4/17/2026	2,551,000	1,897,309	1,835,098	62,211
Canadian dollar	Sell	State Street Bank and Trust	4/17/2026	2,040,000	1,502,686	1,467,503	35,183
Canadian dollar	Sell	State Street Bank and Trust	4/17/2026	16,003,000	11,704,041	11,511,986	192,055
Euro	Sell	Morgan Stanley	6/5/2026	468,000	545,350	542,540	2,810
Euro	Sell	Morgan Stanley	6/5/2026	89,494,000	104,378,427	103,748,018	630,409
Euro	Sell	State Street Bank and Trust	6/5/2026	4,548,658	5,303,854	5,273,138	30,716
Euro	Sell	State Street Bank and Trust	6/5/2026	2,844,000	3,303,418	3,296,974	6,444
Japanese yen	Sell	Barclays PLC	5/15/2026	2,230,787,000	14,498,297	14,107,427	390,870
Japanese yen	Sell	State Street Bank and Trust	5/15/2026	7,330,748,000	48,178,658	46,359,420	1,819,238
Japanese yen	Sell	State Street Bank and Trust	5/15/2026	1,627,123,000	10,578,123	10,289,875	288,248
Japanese yen	Sell	State Street Bank and Trust	5/15/2026	830,533,000	5,294,362	5,252,265	42,097
South Korean won	Sell	Bank of America	5/22/2026	85,146,000,000	57,740,782	56,676,900	1,063,882

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Swedish krona	Sell	Barclays PLC	4/17/2026	30,678,000	$3,293,794	$3,243,183	$50,611
Swedish krona	Sell	Barclays PLC	4/17/2026	8,782,000	930,402	928,406	1,996
Swedish krona	Sell	Citibank	4/17/2026	99,774,000	10,701,798	10,547,796	154,002
Swedish krona	Sell	Citibank	4/17/2026	9,065,000	972,667	958,324	14,343
Swedish krona	Sell	Morgan Stanley	4/17/2026	29,987,000	3,212,804	3,170,132	42,672
Swiss franc	Sell	Morgan Stanley	4/10/2026	1,455,000	1,847,528	1,821,262	26,266
Swiss franc	Sell	State Street Bank and Trust	4/10/2026	59,570,000	75,134,228	74,565,329	568,899
Swiss franc	Sell	State Street Bank and Trust	4/10/2026	2,473,000	3,251,594	3,095,519	156,075
Swiss franc	Sell	State Street Bank and Trust	4/10/2026	3,237,000	4,194,459	4,051,838	142,621
Swiss franc	Sell	State Street Bank and Trust	4/10/2026	238,000	308,177	297,911	10,266
Thai baht	Sell	Goldman Sachs	5/22/2026	1,850,000,000	58,456,434	56,314,233	2,142,202
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$12,880,186

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank and Trust	4/24/2026	1,968,000	$2,636,893	$2,604,767	$(32,126)
Canadian dollar	Buy	Barclays PLC	4/17/2026	2,922,000	2,144,429	2,101,982	(42,447)
Canadian dollar	Buy	Barclays PLC	4/17/2026	2,933,000	2,169,747	2,109,895	(59,852)
Canadian dollar	Buy	Deutsche Bank AG	4/17/2026	162,400,000	118,942,989	116,824,754	(2,118,235)
Canadian dollar	Buy	Morgan Stanley	4/17/2026	2,986,000	2,209,722	2,148,022	(61,700)
Canadian dollar	Buy	Morgan Stanley	4/17/2026	3,019,000	2,228,922	2,171,761	(57,161)
Canadian dollar	Buy	Morgan Stanley	4/17/2026	5,840,000	4,300,813	4,201,087	(99,726)
Norwegian krone	Buy	Citibank	6/12/2026	227,000,000	23,441,453	23,431,816	(9,637)
Norwegian krone	Buy	Goldman Sachs	6/12/2026	681,000,000	70,449,491	70,295,448	(154,043)
South Korean won	Buy	Deutsche Bank AG	5/22/2026	5,744,000,000	3,991,384	3,823,458	(167,926)
South Korean won	Buy	Morgan Stanley	5/22/2026	39,701,000,000	27,621,930	26,426,721	(1,195,209)
South Korean won	Buy	Morgan Stanley	5/22/2026	39,701,000,000	27,662,347	26,426,721	(1,235,626)
Swiss franc	Buy	Citibank	4/10/2026	1,425,000	1,859,731	1,783,710	(76,021)
Swiss franc	Buy	Morgan Stanley	4/10/2026	1,462,000	1,886,357	1,830,024	(56,333)
Swiss franc	Buy	Morgan Stanley	4/10/2026	1,438,000	1,866,860	1,799,982	(66,878)
Swiss franc	Buy	Morgan Stanley	4/10/2026	6,985,000	9,067,027	8,743,307	(323,720)
Swiss franc	Buy	Morgan Stanley	4/10/2026	3,523,000	4,622,058	4,409,831	(212,227)
Swiss franc	Buy	Morgan Stanley	4/10/2026	4,538,000	5,927,137	5,680,333	(246,804)
Swiss franc	Buy	State Street Bank and Trust	4/10/2026	8,561,000	11,181,933	10,716,028	(465,905)
Swiss franc	Buy	State Street Bank and Trust	4/10/2026	6,359,000	8,330,646	7,959,727	(370,919)
Swiss franc	Buy	State Street Bank and Trust	4/10/2026	7,297,000	9,146,243	9,133,846	(12,397)

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Thai baht	Buy	Deutsche Bank AG	5/22/2026	1,850,000,000	$59,886,055	$56,314,233	$(3,571,822)
Canadian dollar	Sell	State Street Bank and Trust	4/17/2026	15,349,000	11,041,228	11,041,522	(294)
Euro	Sell	Barclays PLC	6/5/2026	4,545,000	5,219,128	5,268,898	(49,770)
Euro	Sell	Barclays PLC	6/5/2026	1,325,000	1,534,897	1,536,037	(1,140)
Norwegian krone	Sell	Citibank	6/12/2026	26,555,000	2,720,959	2,741,110	(20,151)
Norwegian krone	Sell	Citibank	6/12/2026	26,867,000	2,767,174	2,773,315	(6,141)
Norwegian krone	Sell	Barclays PLC	6/23/2026	78,432,000	8,094,177	8,094,871	(694)
Norwegian krone	Sell	Barclays PLC	6/24/2026	34,365,000	3,542,360	3,546,723	(4,363)
Norwegian krone	Sell	Barclays PLC	6/25/2026	12,829,000	1,314,428	1,324,030	(9,602)
Peruvian Nuevo sol	Sell	Morgan Stanley	5/4/2026	71,700,000	20,474,015	20,571,861	(97,846)
Swedish krona	Sell	Barclays PLC	4/17/2026	28,330,000	2,993,148	2,994,959	(1,810)
Swedish krona	Sell	Barclays PLC	4/17/2026	28,800,000	3,017,736	3,044,646	(26,910)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(10,855,435)

Futures Contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
NASDAQ 100 E-mini	June 2026	469	Short	$(227,809,481)	$(224,322,700)	$3,486,781
U.S. 5-Year Treasury Note	June 2026	4,857	Short	(525,449,392)	(525,428,745)	20,647
Total Unrealized Appreciation on Futures Contracts						$3,507,428

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2026	5,892	Long	$682,089,882	$668,834,063	$(13,255,819)
U.S. 2-Year Treasury Note	June 2026	12,020	Long	2,500,331,585	2,493,492,650	(6,838,935)
U.S. Long Bond	June 2026	1,291	Long	151,341,120	147,012,625	(4,328,495)
Total Unrealized Depreciation on Futures Contracts						$(24,423,249)

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$72,328,196	$48,771,600	$121,099,796
Remaining Industries	–	634,373,753	–	634,373,753
Common Stocks
Aerospace & Defense	85,052,606	23,668,333	–	108,720,939
Beverages	–	24,220,352	–	24,220,352
Chemicals	142,121,707	19,469,807	–	161,591,514
Commercial Services & Supplies	–	–	0	0
Diversified Telecommunication Services	–	9,552,433	–	9,552,433
Electric: Utilities	54,091,360	3,338,841	–	57,430,201
Machinery	62,151,480	21,562,496	–	83,713,976
Metals & Mining	83,328,484	24,660,343	–	107,988,827
Miscellaneous Financials	–	3,244,440	–	3,244,440
Personal Care Products	–	8,662,568	–	8,662,568
Pharmaceuticals	–	32,273,678	–	32,273,678
Semiconductors & Semiconductor Equipment	28,614,063	27,209,467	–	55,823,530
Tobacco	–	25,558,009	–	25,558,009
Transportation Infrastructure	–	1,004,920	–	1,004,920
Remaining Industries	498,527,644	–	–	498,527,644
Corporate Bonds
Banks	–	1,314,267,083	0	1,314,267,083
Diversified Financial Services	–	812,735,190	0	812,735,190
Entertainment	–	350,941,857	33,182,240	384,124,097
Oil & Gas	–	1,327,494,303	400	1,327,494,703
Savings & Loans	–	–	0	0
Remaining Industries	–	12,483,760,498	–	12,483,760,498
Floating Rate Loans
Health Care Products	–	–	22,994,730	22,994,730
Personal & Household Products	–	–	0	0
Remaining Industries	–	483,492,573	–	483,492,573
Foreign Government Obligations	–	1,647,435,786	–	1,647,435,786
Government Sponsored Enterprises Pass-Throughs	–	3,140,782,559	–	3,140,782,559
Investments in Underlying Funds	–	355,208,945	–	355,208,945
Municipal Bonds	–	112,788,834	–	112,788,834
Non-Agency Commercial Mortgage-Backed Securities	–	931,333,225	44,210,611	975,543,836
Preferred Stocks	–	8,405,635	–	8,405,635

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Short-Term Investments
Repurchase Agreements	$–	$526,056,622	$–	$526,056,622
Time Deposits	–	39,583,973	–	39,583,973
Money Market Funds	356,255,758	–	–	356,255,758
Total	$1,310,143,102	$24,465,414,719	$149,159,581	$25,924,717,402
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$495,148	$–	$495,148
Liabilities	–	(99,949)	–	(99,949)
Centrally Cleared CPI Swap Contracts
Assets	–	426,782	–	426,782
Liabilities	–	(12,104,258)	–	(12,104,258)
Forward Foreign Currency Exchange Contracts
Assets	–	12,880,186	–	12,880,186
Liabilities	–	(10,855,435)	–	(10,855,435)
Futures Contracts
Assets	3,507,428	–	–	3,507,428
Liabilities	(24,423,249)	–	–	(24,423,249)
Total	$(20,915,821)	$(9,257,526)	$–	$(30,173,347)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	47

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976. The Fund also invests in the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the 1940 Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the PCF are valued at their net asset value (“NAV”) each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

48

Notes to Schedule of Investments (unaudited)(continued)

use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

If applicable, a summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2026 and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

49

Notes to Schedule of Investments (unaudited)(concluded)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2026, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received
$378,962,146	$395,839,731

50

QPHR-BOND-1Q
(05/26)